PROSPECTUS
July 28, 2011
(as supplemented January 10, 2012)

SEASONS SERIES TRUST
(Class 1, Class 2 and Class 3 Shares)
Allocation Balanced Portfolio
Allocation Growth Portfolio
Allocation Moderate Growth Portfolio
Allocation Moderate Portfolio
Asset Allocation: Diversified Growth Portfolio
Cash Management Portfolio
Diversified Fixed Income Portfolio
Focus Growth Portfolio
Focus Value Portfolio
International Equity Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Mid Cap Growth Portfolio
Mid Cap Value Portfolio
Multi-Managed Growth Portfolio
Multi-Managed Income Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Moderate Growth Portfolio
Real Return Portfolio
Small Cap Portfolio
Stock Portfolio
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

Portfolio Summary: Allocation Balanced Portfolio
Investment Goal
The Portfolio’s investment goal is long-term capital appreciation and current income.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.10%
Service (12b-1) Fees	None
Other Expenses	0.06%
Acquired Fund Fees and Expenses	1.13%
Total Annual Portfolio Operating Expenses	1.29%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$131	$409	$708	$1,556
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Trust’s Portfolios (collectively, the “Underlying Portfolios”).
The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which no more than 70% of its assets will be invested in equity portfolios.
The subadviser determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the subadviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of June 30, 2011 were:

● Large cap growth/value stocks	26.0%
● Mid cap growth/value stocks	8.0%
● Small cap stocks	4.0%
● International stocks	12.0%
● Bonds	32.0%
● Treasury inflation protected securities	11.0%
● Cash equivalents	7.0%
The subadviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Seasons Series Trust

Portfolio Summary: Allocation Balanced Portfolio
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Value Investing Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk of Investing in Bonds. The Portfolio may invest in Underlying Portfolios that invest principally in bonds, which may result in the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Risk of Investing in Junk Bonds. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage in which may be invested in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.
Foreign Investment Risk. The Portfolio may invest in Underlying Portfolios that may invest in foreign securities, which may cause the value of the Portfolio to be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Risks of Investing in Inflation-Indexed Securities. The Portfolio invests in Underlying Portfolio(s) that invests in inflation-indexed securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index (“CPI”) in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rates, which is the nominal interest rate minus the expected rate of inflation. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest
Seasons Series Trust

Portfolio Summary: Allocation Balanced Portfolio
payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity.
Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the Barclays Capital U.S. Aggregate Index and a Blended Index. The Blended Index consists of 50% S&P 500® Index and 50% Barclays Capital U.S. Aggregate Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)
During the periods shown in the bar chart, the highest return for a quarter was 12.55% (quarter ended June 30, 2009) and the lowest return for a quarter was -12.02% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 3.88%.
Average Annual Total Returns (For the periods ended December 31, 2010)

			Since
			Inception
	1	5	Class 3
	Year	Years	(2/14/05)
Class 3 Shares	10.44%	3.69%	3.92%
S&P 500® Index	15.06%	2.29%	2.83%
Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.17%
Blended Index	11.29%	4.44%	4.36%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Ibbotson Associates Advisors, LLC.
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Peng Chen, Ph.D, CFA	2005	President and Portfolio Manager
Carrie Scherkenbach	2005	Portfolio Manager
Scott Wentsel, CFA, CFP	2005	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Allocation Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.10%
Service (12b-1) Fees	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses	1.25%
Total Annual Portfolio Operating Expenses	1.42%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$145	$449	$776	$1,702
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Trust’s Portfolios (collectively, the “Underlying Portfolios”).
The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 80% of its assets will be invested in equity portfolios.
The subadviser determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the subadviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of June 30, 2011 were:

● Large cap growth/value stocks	39.5%
● Mid cap growth/value stocks	15.0%
● Small cap stocks	12.5%
● International stocks	28.0%
● Bonds	5.0%
● Treasury inflation protected securities	0.0%
● Cash equivalents	0.0%
The subadviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Seasons Series Trust

Portfolio Summary: Allocation Growth Portfolio
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small- and Medium-Capitalization Companies Risk. The Portfolio may invest in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.
Foreign Investment Risk. The Portfolio may invest in Underlying Portfolios that may invest in foreign securities, which may cause the value of the Portfolio to be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Emerging Markets Risk. The Portfolio may invest in Underlying Portfolios that may invest in securities of issuers located in developing or “emerging” markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.
Growth Stock Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Value Investing Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the Barclays Capital U.S. Aggregate Index and a Blended Index. The Blended Index consists of 95% S&P 500® Index and 5% Barclays Capital U.S. Aggregate Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Seasons Series Trust

Portfolio Summary: Allocation Growth Portfolio
(Class 3 Shares)
During the periods shown in the bar chart, the highest return for a quarter was 20.23% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.89% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 4.91%.
Average Annual Total Returns (For the periods ended December 31, 2010)

			Since
			Inception
	1	5	Class 3
	Year	Years	(2/14/05)
Class 3 Shares	14.14%	2.47%	3.43%
S&P 500® Index	15.06%	2.29%	2.83%
Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.17%
Blended Index	14.73%	2.54%	3.02%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Ibbotson Associates Advisors, LLC.
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Peng Chen, Ph.D, CFA	2005	President and Portfolio Manager
Carrie Scherkenbach	2005	Portfolio Manager
Scott Wentsel, CFA, CFP	2005	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Allocation Moderate Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.10%
Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	1.19%
Total Annual Portfolio Operating Expenses	1.33%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$135	$421	$729	$1,601
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Trust’s Portfolios (collectively, the “Underlying Portfolios”).
The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 30% and no more than 90% of its net assets will be invested in equity portfolios and at least 10% and no more than 70% of its net assets will be invested in fixed income portfolios.
The subadviser determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the subadviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of June 30, 2011 were:

● Large cap growth/value stocks	33.5%
● Mid cap growth/value stocks	12.0%
● Small cap stocks	8.5%
● International stocks	21.0%
● Bonds	22.0%
● Treasury inflation protected securities	3.0%
● Cash equivalents	0.0%
The subadviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Seasons Series Trust

Portfolio Summary: Allocation Moderate Growth Portfolio
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Value Investing Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk of Investing in Bonds. The Portfolio may invest in Underlying Portfolios that invest principally in bonds, which may result in the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Small- and Medium-Capitalization Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies. In addition, small- and medium-cap companies may be traded in over-the-counter (OTC) markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Portfolios determine relative market capitalizations using U.S. standards. Accordingly, a Portfolio’s non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.
Foreign Investment Risk. The Portfolio may invest in Underlying Portfolios that may invest in foreign securities, which may cause the value of the Portfolio to be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the
Seasons Series Trust

Portfolio Summary: Allocation Moderate Growth Portfolio
S&P 500® Index, the Barclays Capital U.S. Aggregate Index and a Blended Index. The Blended Index consists of 75% S&P 500® Index and 25% Barclays Capital U.S. Aggregate Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)
During the periods shown in the bar chart, the highest return for a quarter was 16.76% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.40% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 4.58%.
Average Annual Total Returns (For the periods ended December 31, 2010)

			Since
			Inception
	1	5	Class 3
	Year	Years	(2/14/05)
Class 3 Shares	12.65%	2.68%	3.41%
S&P 500® Index	15.06%	2.29%	2.83%
Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.17%
Blended Index	13.31%	3.47%	3.69%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Ibbotson Associates Advisors, LLC.
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Peng Chen, Ph.D, CFA	2005	President and Portfolio Manager
Carrie Scherkenbach	2005	Portfolio Manager
Scott Wentsel, CFA, CFP	2005	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Allocation Moderate Portfolio
Investment Goal
The Portfolio’s investment goal is long-term capital appreciation and moderate current income.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Portfolio invests. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Portfolio invests.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class 3
Management Fees	0.10%
Service (12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	1.16%
Total Annual Portfolio Operating Expenses	1.31%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3 Shares	$133	$415	$718	$1,579
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Trust’s Portfolios (collectively, the “Underlying Portfolios”).
The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 20% and no more than 80% of its net assets will be invested in equity portfolios and at least 20% and no more than 80% of its net assets will be invested in fixed income portfolios.
The subadviser determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the subadviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of June 30, 2011 were:

● Large cap growth/value stocks	31.5%
● Mid cap growth/value stocks	10.0%
● Small cap stocks	6.5%
● International stocks	17.0%
● Bonds	25.0%
● Treasury inflation protected securities	7.0%
● Cash equivalents	3.0%
The subadviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Seasons Series Trust

Portfolio Summary: Allocation Moderate Portfolio
The following is a summary description of the principal risks of investing in the Portfolio.
Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Medium-Capitalization Companies Risk. The Portfolio may invest in Underlying Portfolios that may invest in securities of medium-capitalization companies. Securities of medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.
Growth Stock Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Value Investing Risk. The Portfolio may invest substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk of Investing in Bonds. The Portfolio may invest in Underlying Portfolios that invest principally in bonds, which may result in the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Foreign Investment Risk. The Portfolio may invest in Underlying Portfolios that may invest in foreign securities, which may cause the value of the Portfolio to be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the Barclays Capital U.S. Aggregate Index and a Blended Index. The Blended Index consists of 65% S&P 500® Index and 35% Barclays Capital U.S. Aggregate Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Seasons Series Trust

Portfolio Summary: Allocation Moderate Portfolio
(Class 3 Shares)
During the periods shown in the bar chart, the highest return for a quarter was 15.01% (quarter ended June 30, 2009) and the lowest return for a quarter was -15.58% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 4.34%.
Average Annual Total Returns (For the periods ended December 31, 2010)

			Since
			Inception
	1	5	Class 3
	Year	Years	(2/14/05)
Class 3 Shares	11.76%	3.38%	3.84%
S&P 500® Index	15.06%	2.29%	2.83%
Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.17%
Blended Index	12.53%	3.88%	3.98%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Ibbotson Associates Advisors, LLC.
Portfolio Managers

	Portfolio
	Manager of the
	Portfolio
Name	Since	Title
Peng Chen, Ph.D, CFA	2005	President and Portfolio Manager
Carrie Scherkenbach	2005	Portfolio Manager
Scott Wentsel, CFA, CFP	2005	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Asset Allocation: Diversified Growth Portfolio
Investment Goal
The Portfolio’s investment goal is capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.28%	0.28%	0.28%
Total Annual Portfolio Operating Expenses	1.13%	1.28%	1.38%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$115	$359	$622	$1,375
Class 2 Shares	$130	$406	$702	$1,545
Class 3 Shares	$140	$437	$755	$1,657
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities. Using qualitative analysis and quantitative techniques, the subadviser adjusts portfolio allocations from time to time within these ranges to try to optimize the Portfolio’s performance consistent with its goal.
The subadviser invests mainly in a diversified portfolio of equity securities (growth or value stocks or both) of companies of any size. The subadviser may consider, among other things, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The subadviser also invests, to a lesser extent, in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations and corporate obligations. The subadviser may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions when deciding whether to buy or sell fixed income investments.
The Portfolio may invest in foreign securities (up to 60% of net assets), lower rated fixed income securities or junk bonds (up to 20% of net assets), and short-term investments (up to 20% of net assets). The subadviser may engage in frequent and active trading of the portfolio securities.
The Portfolio may invest in derivatives, such as equity index futures, options, foreign currency forwards and total return swaps. The subadviser may invest in such instruments for hedging and non-hedging purposes, for example, the subadviser may use foreign currency forwards to increase or decrease the portfolio’s exposure to a particular currency or group of currencies. Derivatives may also be used as a substitute for a direct investment in the securities of one or more issuers, or they may be used to take “short” positions, the values of which move in the opposite direction form the underlying investment, index or currency.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Seasons Series Trust

Portfolio Summary: Asset Allocation: Diversified Growth Portfolio
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.
Regulatory Risk. Regulatory changes could adversely affect the Portfolio by restricting its trading activities and/or increasing the costs or taxes to which its investors are subject. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the CFTC and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act, including comprehensive regulation of the OTC derivatives market. The implementation of the Dodd-Frank Act could adversely affect the Portfolio by increasing transaction and/or regulatory compliance costs. In addition, greater regulatory scrutiny may increase the exposure of the Portfolio, the adviser and the subadviser to potential liabilities.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Active Trading Risk. A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio. During periods of increased market volatility, active trading may be more pronounced.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index and a Blended Index and each of its components. The Blended Index consists of 60% Russell 3000® Index, 15% Morgan Stanley Capital International Europe, Australasia, Far East Index (net) (“MSCI EAFE
Seasons Series Trust

Portfolio Summary: Asset Allocation: Diversified Growth Portfolio
Index”), 15% Barclays Capital U.S. Aggregate Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Index (net)sm. The returns of the MSCI Emerging Markets Index (net)sm for the periods since inception of Class 3 shares are from November 30, 2002. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.43% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.95% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 5.49%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	13.75%	3.62%	2.33%	N/A
Class 2 Shares	13.57%	3.46%	2.18%	N/A
Class 3 Shares	13.51%	3.36%	N/A	6.32%
Russell 3000® Index	16.93%	2.74%	2.16%	7.23%
S&P 500® Index	15.06%	2.29%	1.41%	6.37%
MSCI EAFE Index (net)	7.75%	2.46%	3.50%	9.77%
Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.83%	5.07%
JP Morgan Developed Market High Yield Index	14.86%	8.87%	9.15%	10.90%
MSCI Emerging Markets Index (net)sm	18.88%	12.78%	15.89%	20.85%
Blended Index	14.33%	4.31%	4.23%	8.00%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Putnam Investment Management, LLC.
Portfolio Managers

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
Jeffrey L. Knight, CFA	2002	Managing Director and Head of Global Asset Allocation
Robert J. Kea	2002	Managing Director and Portfolio Manager
Robert J. Schoen	2002	Managing Director and Portfolio Manager
James A. Fetch	2011	Portfolio Manager
Jason R. Vaillancourt, CFA	2011	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Cash Management Portfolio
Investment Goal
The Portfolio’s investment goal is current income while preserving capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.45%	0.45%	0.45%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.13%	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.58%	0.73%	0.83%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$59	$186	$324	$726
Class 2 Shares	$75	$233	$406	$906
Class 3 Shares	$85	$265	$460	$1,025
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing in a diversified selection of money market instruments. The Portfolio may invest in fixed income securities (consisting of U.S. treasury bills, agency discount notes, corporate debt instruments and asset-backed securities) and short-term investments (consisting of commercial paper, repurchase agreements and bank obligations). These securities may have fixed, floating or variable rates of interest.
The Portfolio may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.
The subadviser evaluates a number of factors in identifying investment opportunities and constructing the Portfolio’s portfolio. The subadviser considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Portfolio’s assets among different securities.
The subadviser, in connection with selecting individual investments for the Portfolio, evaluates a security based on its potential to generate income and to preserve capital. The subadviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.
The subadviser may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the subadviser believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Risk of Investing in Money Market Securities. An investment in the Portfolio is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The Portfolio does not seek to maintain a stable net asset value.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive
Seasons Series Trust

Portfolio Summary: Cash Management Portfolio
to changes in interest rates. In periods of very low short-term interest rates, the Portfolio’s yield may become negative, which may result in a decline in the value of your investment.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s income and the value of your investment in the Portfolio to decline.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Concentration Risk. The Portfolio may invest more than 25% of its assets in U.S. dollar-denominated obligations of banks. Therefore, the Portfolio is more sensitive to factors affecting that industry, such as changes in the regulatory or competitive environment or in investor perceptions regarding an industry. This means that the value of the Portfolio is subject to greater volatility than a portfolio that invests in a broader range of companies and industries.
Illiquidity Risk. Illiquidity risk exists when particular investments are difficult to sell. Although most of the Portfolio’s investments must be liquid at the time of investment, investments may become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. When the Portfolio holds illiquid investments, its investments may be harder to value, especially in changing markets, and if the Portfolio is forced to sell these investments to meet redemption requests or for other cash needs, the Portfolio may suffer a loss. In addition, when there is illiquidity in the market for certain investments, the Portfolio, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.
Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected the portfolio manager, may fail to produce the intended return.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the Portfolio’s average annual returns. The returns of the U.S. Treasury Bills 0-3 Months Index for the periods since inception of class 3 shares is from November 30, 2002. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns
Seasons Series Trust

Portfolio Summary: Cash Management Portfolio
would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 1.32% (quarter ended March 31, 2001) and the lowest return for a quarter was -0.09% (quarter ended December 31, 2010). The year to date calendar return as of June 30, 2011 was -0.09%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	-0.28%	1.91%	1.76%	N/A
Class 2 Shares	-0.37%	1.77%	1.61%	N/A
Class 3 Shares	-0.46%	1.66%	N/A	1.38%
U.S. Treasury Bills 0-3 Months Index	0.14%	2.13%	2.12%	2.01%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by BofA Advisors, LLC, formerly, Columbia Management Advisors, LLC (“BofA Advisors”).
Portfolio Managers

	Portfolio Manager
	of the Portfolio
Name	Since	Title
Dale Albright	2008	Managing Director
Michelle Moller	2010	Director
Karyn Corridan	2010	Vice President
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Diversified Fixed Income Portfolio
Investment Goal
The Portfolio’s investment goal is relatively high current income and secondarily capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.67%	0.67%	0.67%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.78%	0.93%	1.03%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$80	$249	$433	$966
Class 2 Shares	$95	$296	$515	$1,143
Class 3 Shares	$105	$328	$569	$1,259
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 129% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in fixed income securities, including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds (up to 20% of net assets).
The Portfolio may invest in foreign securities (up to 30% of net assets), passive foreign investment companies (PFICs) and short-term investments (up to 20% of net assets).
The Portfolio’s assets are not divided equally between the three subadvisers, but have a targeted allocation of 50% to one subadviser with a portion actively managed and another passively-managed, and 25% each to the two other subadvisers. The subadvisers may engage in frequent and active trading of portfolio securities.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Seasons Series Trust

Portfolio Summary: Diversified Fixed Income Portfolio
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Barclays Capital U.S. Aggregate Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Prior to December 10, 2001, the passively-managed component of the Portfolio was managed by Deutsche Asset Management, Inc. PineBridge Investments, LLC (“PineBridge”) (formerly, AIG Global Investment Corp.) assumed management duties for this component effective December 10, 2001.
Seasons Series Trust

Portfolio Summary: Diversified Fixed Income Portfolio
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 4.62% (quarter ended September 30, 2009) and the lowest return for a quarter was -3.01% (quarter ended June 30, 2004). The year to date calendar return as of June 30, 2011 was 2.71%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	7.39%	5.13%	4.74%	N/A
Class 2 Shares	7.22%	4.96%	4.58%	N/A
Class 3 Shares	7.14%	4.85%	N/A	4.09%
Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.83%	5.07%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by PineBridge and Wellington Management Company, LLP (“Wellington Management”), and a portion of the Portfolio is managed by SAAMCo.
Portfolio Managers

	Portfolio
	Manager
	of the
	Portfolio
Name	Since	Title
PineBridge
Michael Kelly	2009	Managing Director, Global Head of Asset Allocation and Structured Securities
Timothy Campion	2005	Vice President and Portfolio Manager
John Yovanovic, CFA	2007	Head of High Yield Portfolio Management and Portfolio Manager
Tim Lindvall, CFA	2007	Managing Director and Portfolio Manager
John Dunlevy	2009	Managing Director and Portfolio Manager
Robert Vanden Assem	2007	Managing Director and Head of Investment Grade Fixed Income
Rajeev Mittal	2007	Managing Director and Head of Emerging Markets and International Fixed Income
SAAMCo
Michael Cheah, CFA		Vice President and Portfolio Manager
Wellington Management
Lucius T. Hill, III	2002	Senior Vice President and Fixed Income Portfolio Manager
Scott I. St. John, CFA	2003	Vice President and Fixed Income Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Focus Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	1.00%	1.00%	1.00%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.14%	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.14%	1.28%	1.38%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$116	$362	$628	$1,386
Class 2 Shares	$130	$406	$702	$1,545
Class 3 Shares	$140	$437	$755	$1,657
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 210% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of growth criteria, without regard to market capitalization.
The Portfolio offers you access to three different professional managers. The Portfolio utilizes a “focus” strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios.
Each subadviser will generally invest in up to 10 securities, and the Portfolio will generally hold up to a total of 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new subadviser to manage the Portfolio or a portion of the Portfolio. In this situation the new subadviser may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security position. The Portfolio is non-diversified.
The subadvisers may engage in frequent and active trading of portfolio securities.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be
Seasons Series Trust

Portfolio Summary: Focus Growth Portfolio
negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index and Russell 3000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.63% (quarter ended September 30, 2009) and the lowest return for a quarter was -21.60% (quarter ended September 30, 2008). The year to date calendar return as of June 30, 2011 was 9.00%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	25.03%	4.58%	2.74%	N/A
Class 2 Shares	24.87%	4.45%	2.60%	N/A
Class 3 Shares	24.67%	4.32%	N/A	7.72%
S&P 500® Index	15.06%	2.29%	1.41%	6.37%
Russell 3000® Growth Index	17.64%	3.88%	0.28%	6.97%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”) and Marsico Capital Management, LLC (“Marsico”), and a portion of the Portfolio is managed by SAAMCo.
Seasons Series Trust

Portfolio Summary: Focus Growth Portfolio
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
SAAMCo
Dan Lew, CFA	2011	Senior Vice President and Portfolio Manager
Marsico
Thomas Marsico	2000	Chief Investment Officer, Chief Executive Officer, Portfolio Manager
Janus
Ron Sachs, CFA	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Focus Value Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	1.00%	1.00%	1.00%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.16%*	0.16%	0.16%
Total Annual Portfolio Operating Expenses	1.16%	1.31%	1.41%

*	“Other Expenses” have been estimated because no Class 1 Shares were outstanding during the Portfolio’s last fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$118	$368	$638	$1,409
Class 2 Shares	$133	$415	$718	$1,579
Class 3 Shares	$144	$446	$771	$1,691
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of value criteria, without regard to market capitalization.
The Portfolio offers you access to three different professional managers. The Portfolio utilizes a “focus” strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios.
Each subadviser will generally invest in up to 10 securities, and the Portfolio will generally hold up to a total of 30 securities. Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new subadviser to manage the Portfolio or a portion of the Portfolio. In this situation the new manager may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security position. The Portfolio is non-diversified.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic
Seasons Series Trust

Portfolio Summary: Focus Value Portfolio
trends and developments affecting industries or the securities market as a whole.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Value Index and Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 2 Shares)
During the period shown in the bar chart, the highest return for a quarter was 20.75% (quarter ended June 30, 2003) and the lowest return for a quarter was -20.77% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was -0.71%.
Average Annual Total Returns (For the periods ended December 31, 2010)

			Since	Since
			Inception	Inception
	1	5	Class 2	Class 3
	Year	Years	(10/01/01)	(11/11/02)
Class 2 Shares	14.83%	4.72%	8.20%	N/A
Class 3 Shares	14.71%	4.61%	N/A	10.37%
Russell 3000® Value Index	16.23%	1.45%	5.30%	7.34%
Russell 1000® Value Index	15.51%	1.28%	4.98%	7.08%
No performance for Class 1 Shares is shown because there were no Class 1 Shares outstanding during the periods shown. Class 1 Shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Northern Trust Investments, Inc. (“NTI”), Third Avenue Management, LLC and J. P. Morgan Investment Management Inc. (“J.P. Morgan”).
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
J.P. Morgan
Jonathon K.L. Simon	2003	Managing Director
NTI
Stephen G. Atkins	2006	Vice President and Portfolio Manager

Third Avenue
Ian Lapey	2004	Portfolio Manager
Kathleen Crawford	2006	Assistant Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: International Equity Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.94%	0.94%	0.94%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.17%	0.17%	0.17%
Total Annual Portfolio
Operating Expenses	1.11%	1.26%	1.36%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$113	$353	$612	$1,352
Class 2 Shares	$128	$400	$692	$1,523
Class 3 Shares	$138	$431	$745	$1,635
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of issuers in at least three countries other than the United States. Although the Portfolio invests primarily in issuers located in developed countries, the Portfolio may invest in companies located in developing or emerging markets. The Portfolio invests primarily in large-capitalization companies, though it may invest in companies of any market capitalization.
The Portfolio may also invest in junk bonds (up to 20%), short-term investments (up to 20%), depositary receipts and passive foreign investment companies (PFICs). The Portfolio may invest in foreign currency hedges and other currency transactions.
The Portfolio is actively-managed by three subadvisers. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock
Seasons Series Trust

Portfolio Summary: International Equity Portfolio
prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.
Currency Volatility Risk. The value of a Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar-denominated securities.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Morgan Stanley Capital International Europe, Australasia, Far East Index (net) (“MSCI EAFE Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 24.75% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.48% (quarter ended September 30, 2002). The year to date calendar return as of June 30, 2011 was 4.10%.
Seasons Series Trust

Portfolio Summary: International Equity Portfolio
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	9.02%	1.61%	1.07%	N/A
Class 2 Shares	8.84%	1.46%	0.94%	N/A
Class 3 Shares	8.79%	1.37%	N/A	8.02%
MSCI EAFE Index (net)	7.75%	2.46%	3.50%	9.77%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”), Lord, Abbett & Co. LLC and PineBridge Investments, LLC (“PineBridge”).
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Janus
Julian McManus	2010	Co-Portfolio Manager
Guy Scott, CFA	2010	Co-Portfolio Manager
Carmel Wellso	2010	Co-Portfolio Manager

Lord Abbett
Harold E. Sharon	2003	Partner and Director
Vincent J. McBride	2003	Partner and Director

PineBridge
Lan Cai, CFA	2010	Managing Director and Portfolio Manager
Michael Kelly	2009	Managing Director, Global Head of Asset Allocation and Structured Securities
Tim Campion	2001	Vice President and Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Large Cap Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.79%	0.79%	0.79%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.90%	1.05%	1.15%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$92	$287	$498	$1,108
Class 2 Shares	$107	$334	$579	$1,283
Class 3 Shares	$117	$365	$633	$1,398
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of large companies selected through a growth strategy. Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 27, 2011, the market capitalization range of the companies in the Index was approximately $1.6 billion to $411 billion.
The Portfolio may also invest in equity securities of medium-capitalization companies, short-term investments (up to 20%), foreign securities, including emerging market securities.
The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Seasons Series Trust

Portfolio Summary: Large Cap Growth Portfolio
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large companies.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Growth Index. The returns of the S&P 500® Growth Index for the periods since inception of class 3 shares is from November 30, 2002. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective December 1, 2009, SunAmerica Asset Management Corp. (“SAAMCo”) assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.65% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.46% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 4.30%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	12.23%	2.80%	0.44%	N/A
Class 2 Shares	12.02%	2.62%	0.27%	N/A
Class 3 Shares	11.88%	2.52%	N/A	6.41%
S&P 500® Growth Index	15.05%	3.60%	0.99%	5.55%
Investment Adviser
The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Goldman Sachs Asset Management, L.P. (“GSAM”) and Janus Capital Management, LLC (“Janus”), and SAAMCo manages a portion of the Portfolio’s assets.
Seasons Series Trust

Portfolio Summary: Large Cap Growth Portfolio
Portfolio Managers

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
SAAMCo
Brendan Voege	2011	Portfolio Manager and Quantitative Analyst
GSAM
Steven M. Barry	1999	Portfolio Manager and Co-Chief Investment Officer-Growth Equity
Joseph B. Hudepohl, CFA	2012	Managing Director and Portfolio Manager-Strategic Growth
Timothy M. Leahy, CFA	2012	Managing Director and Portfolio Manager-Strategic Growth
Janus
Ron Sachs, CFA	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Large Cap Value Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.79%	0.79%	0.79%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses	0.89%	1.04%	1.14%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$91	$284	$493	$1,096
Class 2 Shares	$106	$331	$574	$1,271
Class 3 Shares	$116	$362	$628	$1,386
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of large companies selected through a value strategy. Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 27, 2011, the market capitalization range of the companies in the Index was approximately $1.6 billion to $411 billion.
The Portfolio may also invest in equity securities of medium-capitalization companies, foreign securities (up to 30%), passive foreign investment companies (PFICs) and short-term investments (up to 20%).
The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Seasons Series Trust

Portfolio Summary: Large Cap Value Portfolio
Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large companies.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of S&P 500® Value Index. The returns of the S&P 500® Value Index for the periods since inception of class 3 shares is from November 30, 2002. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective December 1, 2009, SunAmerica Asset Management Corp. (“SAAMCo”) assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.94% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.01% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 4.25%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	15.58%	3.17%	3.38%	N/A
Class 2 Shares	15.32%	3.00%	3.22%	N/A
Class 3 Shares	15.24%	2.90%	N/A	7.16%
S&P 500® Value Index	15.10%	0.87%	1.65%	5.97%
Investment Adviser
The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company, LLP (“Wellington Management”), and a portion of the assets are managed by SAAMCo.
Seasons Series Trust

Portfolio Summary: Large Cap Value Portfolio
Portfolio Managers

	Portfolio Manager
	of the Portfolio
Name	Since	Title
SAAMCo
Brendan Voege	2011	Portfolio Manager and Quantitative Analyst
T. Rowe Price
Brian C. Rogers, CFA, CIC	1999	Portfolio Manager
Wellington Management
Ian R. Link, CFA	2008	Director and Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Mid Cap Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.27%	0.27%	0.27%
Total Annual Portfolio Operating Expenses	1.12%	1.27%	1.37%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$114	$356	$617	$1,363
Class 2 Shares	$129	$403	$697	$1,534
Class 3 Shares	$139	$434	$750	$1,646
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a growth strategy. Medium-capitalization, or mid-cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on June 27, 2011, the market capitalization range of the companies in the Index was $1.6 billion to $18.3 billion.
The Portfolio may invest a substantial portion of its assets in equity securities of small- and large-capitalization companies, short-term investments (up to 20%), foreign securities (up to 30%) and passive foreign investment companies (PFICs).
The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large companies.
Seasons Series Trust

Portfolio Summary: Mid Cap Growth Portfolio
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small-Capitalization Companies Risk. Securities of small —cap companies are usually more volatile and entail greater risks than securities of large companies.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell Midcap Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective December 1, 2009, SunAmerica Asset Management Corp. (“SAAMCo”) assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 22.83% (quarter ended December 31, 2001) and the lowest return for a quarter was -27.10% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 9.36%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	25.34%	5.49%	4.63%	N/A
Class 2 Shares	25.21%	5.34%	4.49%	N/A
Class 3 Shares	25.16%	5.24%	N/A	10.84%
Russell Midcap Growth Index	26.38%	4.88%	3.12%	11.11%
Investment Adviser
The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company, LLP (“Wellington Management”) and a portion of the assets are managed by SAAMCo.
Seasons Series Trust

Portfolio Summary: Mid Cap Growth Portfolio
Portfolio Managers

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
SAAMCo
Brendan Voege	2011	Portfolio Manager and Quantitative Analyst
T. Rowe Price
Donald J. Easley, CFA	2009	Vice President and Portfolio Manager
Donald J. Peters	1999	Vice President and Portfolio Manager
Wellington Management
Stephen C. Mortimer	2002	Senior Vice President and Equity Portfolio Manager
Michael T. Carmen, CFA	2010	Senior Vice President and Equity Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Mid Cap Value Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Portfolio Operating Expenses	1.05%	1.20%	1.30%
Expense Example
This Example is intended to help you compare the cost of investing in Class 1 shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$107	$334	$579	$1,283
Class 2 Shares	$122	$381	$660	$1,455
Class 3 Shares	$132	$412	$713	$1,568
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a value strategy. Medium-capitalization, or mid-cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on June 27, 2011, the market capitalization range of the companies in the Index was $1.6 billion to $18.3 billion.
The Portfolio may also invest in equity securities of large- and small-capitalization companies, short-term investments (up to 20%), foreign securities (up to 30%) and special situations. A special situation arises when, in the opinion of a sub-adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer, such as a new product or process, a technological breakthrough, or a management change or other extraordinary corporate event. The subadvisers may engage in frequent and active trading of portfolio securities.
The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or
Seasons Series Trust

Portfolio Summary: Mid Cap Value Portfolio
economic trends and developments affecting industries or the securities market as a whole.
Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large companies.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Small-Capitalization Companies Risk. Securities of small-cap companies are usually more volatile and entail greater risks than securities of large companies.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell Midcap® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective December 1, 2009, SunAmerica Asset Management Corp. (“SAAMCo”) assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 20.57% (quarter ended September 30, 2009) and the lowest return for a quarter was -23.84% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 6.58%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	24.49%	3.28%	7.41%	N/A
Class 2 Shares	24.27%	3.12%	7.25%	N/A
Class 3 Shares	24.10%	3.01%	N/A	9.64%
Russell Midcap® Value Index	24.75%	4.08%	8.07%	11.57%
Investment Adviser
The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Goldman Sachs Asset Management, LP (“GSAM”) and Lord, Abbett & Co. LLC (“Lord Abbett”), and a portion of the Portfolio is managed by SAAMCo.
Seasons Series Trust

Portfolio Summary: Mid Cap Value Portfolio
Portfolio Managers

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
SAAMCo
Brendan Voege	2011	Portfolio Manager and Quantitative Analyst
GSAM
Andrew Braun	2002	Managing Director, Portfolio Manager and Co-Chief Investment Officer-Value Equity
Sean Gallagher	2002	Managing Director, Portfolio Manager and Co-Chief Investment Officer-Value Equity
Dolores Bamford, CFA	2002	Managing Director and Portfolio Manager
Lord Abbett
Robert P. Fetch	2009	Partner and Director
Jeff Diamond	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Multi-Managed Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.89%	0.89%	0.89%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.35%	0.35%	0.35%
Total Annual Portfolio Operating Expenses	1.24%	1.39%	1.49%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$126	$393	$681	$1,500
Class 2 Shares	$142	$440	$761	$1,669
Class 3 Shares	$152	$471	$813	$1,779
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 90% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by allocating its assets among four distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include an aggressive growth component, balanced component, fixed income component and a growth component.
The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents.
The allocation of the Portfolio’s assets among the four components is as follows:

• Aggressive Growth Component	20%
• Balanced Component	20%
(14% equities / 6% fixed income)
• Fixed Income Component	20%
• Growth Component	40%
The Aggressive Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals. Although the component’s investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and to a smaller degree, large-capitalization companies.
The Balanced Component invests principally in equity securities of large-capitalization companies and investment grade fixed income securities.
As noted above, approximately 20% of the Portfolio’s assets will be allocated to the Fixed Income Component which invests, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities (U.S. or foreign) and at least 80% in U.S. dollar denominated securities. The component may also invest substantially in junk bonds (up to 20% of the component’s assets), short-term investments (up to 20% of the component’s assets), foreign securities (up to 20% of the component’s assets denominated in foreign currencies; up to 100% of the component’s assets denominated in U.S. dollars), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.
Seasons Series Trust

Portfolio Summary: Multi-Managed Growth Portfolio
The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.
Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Small- and Medium-Capitalization Companies Risk. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index and a Blended Index and each of its components. The Blended Index consists of 51% Russell 1000® Index, 27% Barclays Capital U.S. Aggregate Index, 20% Russell 2000 Index and 2% Treasury Bills. The returns of the Treasury Bills Index for the periods since inception of class 3 shares is from November 30, 2002. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Seasons Series Trust

Portfolio Summary: Multi-Managed Growth Portfolio
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 17.88% (quarter ended June 30, 2009) and the lowest return for a quarter was -16.31% (quarter ended September 30, 2001). The year to date calendar return as of June 30, 2011 was 4.04%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	12.61%	5.47%	2.46%	N/A
Class 2 Shares	12.43%	5.32%	2.31%	N/A
Class 3 Shares	12.37%	5.22%	N/A	8.18%
S&P 500® Index	15.06%	2.29%	1.41%	6.37%
Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.83%	5.07%
Russell 1000® Index	16.10%	2.59%	1.83%	6.95%
Russell 2000® Index	26.85%	4.47%	6.33%	10.75%
Treasury Bills	0.14%	2.13%	2.12%	2.01%
Blended Index	15.72%	4.28%	4.23%	7.47%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”), PineBridge Investments, LLC (“PineBridge”) and Wellington Management Company, LLP (“Wellington Management”), and a component of the Portfolio is managed by SAAMCo.
Portfolio Managers

	Portfolio Manager
	of the Portfolio
Name	Since	Title
Aggressive Growth Component — SAAMCo
Andrew Sheridan	2010	Vice President and Portfolio Manager
Balanced Component — Lord Abbett
Daniel H. Frascarelli	2006	Partner and Director
Randy M. Reynolds	2008	Portfolio Manager
Balanced Component —PineBridge
John Yovanovic, CFA	2007	Head of High Yield Portfolio Management and Portfolio Manager
Tim Lindvall, CFA	2007	Managing Director and Portfolio Manager
John Dunlevy	2009	Managing Director and Portfolio Manager
Robert Vanden Assem	2007	Managing Director and Head of Investment Grade Fixed Income
Fixed Income Component — Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
Christopher A. Jones, CFA	2007	Senior Vice President and Fixed Income Portfolio Manager
Scott I. St. John, CFA	2003	Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Vice President and Fixed Income Portfolio Manager
Growth Component — Janus
Ron Sachs, CFA	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Multi-Managed Income Portfolio
Investment Goal
The Portfolio’s investment goal is capital preservation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.77%	0.77%	0.77%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.28%	0.28%	0.28%
Total Annual Portfolio Operating Expenses	1.05%	1.20%	1.30%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$107	$334	$579	$1,283
Class 2 Shares	$122	$381	$660	$1,455
Class 3 Shares	$132	$412	$713	$1,568
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a balanced component, fixed income component and a growth component.
The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents.
The allocation of the Portfolio’s assets among three components is as follows:

• Balanced Component	17%
(8.5% equities / 8.5% fixed income)
• Fixed Income Component	75%
• Growth Component	8%
The Balanced Component invests principally in equity securities of large-capitalization companies and investment grade fixed income securities.
As noted above, approximately 75% of the Portfolio’s assets will be allocated to the Fixed Income Component which invests, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities (U.S. or foreign) and at least 80% in U.S. dollar denominated securities. The component may also invest substantially in junk bonds (up to 20% of the component’s assets), short-term investments (up to 20% of the component’s assets), foreign securities (up to 20% of the component’s assets denominated in foreign currencies; up to 100% of the component’s assets denominated in U.S. dollars), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.
The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.
Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components
Seasons Series Trust

Portfolio Summary: Multi-Managed Income Portfolio
on at least a quarterly basis to restore the target allocations for the Portfolio.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. As with any fund that invests principally in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Equity Securities Risk. The Portfolio invests significantly in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Seasons Series Trust

Portfolio Summary: Multi-Managed Income Portfolio
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index and a Blended Index and each of its components. The Blended Index consists of 17.35% Russell 1000® Index, 80.95% Barclays Capital U.S. Aggregate Index, and 1.7% Treasury Bills. The returns of the Treasury Bills Index for the periods since inception of class 3 shares is from November 30, 2002. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 8.93% (quarter ended June 30, 2009) and the lowest return for a quarter was -4.76% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 2.59%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	8.06%	6.02%	5.02%	N/A
Class 2 Shares	7.91%	5.87%	4.87%	N/A
Class 3 Shares	7.75%	5.76%	N/A	5.80%
S&P 500® Index	15.06%	2.29%	1.41%	6.37%
Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.83%	5.07%
Russell 1000® Index	16.10%	2.59%	1.83%	6.95%
Treasury Bills	0.14%	2.13%	2.12%	2.01%
Blended Index	8.35%	5.42%	5.29%	5.53%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”), PineBridge Investments, LLC (“PineBridge”) and Wellington Management Company, LLP (“Wellington Management”).
Portfolio Managers

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
Balanced Component — Lord Abbett
Daniel H. Frascarelli	2006	Partner and Director
Randy M. Reynolds	2008	Portfolio Manager
Balanced Component —PineBridge
John Yovanovic, CFA	2007	Head of High Yield Portfolio Management and Portfolio Manager
Tim Lindvall, CFA	2007	Managing Director and Portfolio Manager
John Dunlevy	2009	Managing Director and Portfolio Manager
Robert Vanden Assem	2007	Managing Director and Head of Investment Grade Fixed Income
Fixed Income Component — Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
Christopher A. Jones, CFA	2007	Senior Vice President and Fixed Income Portfolio Manager
Seasons Series Trust

Portfolio Summary: Multi-Managed Income Portfolio

	Portfolio
	Manager of
	the Portfolio
Name	Since	Title
Scott I. St. John, CFA	2003	Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Vice President and Fixed Income Portfolio Manager
Growth Component — Janus
Ron Sachs, CFA	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Multi-Managed Income/Equity Portfolio
Investment Goal
The Portfolio’s investment goal is conservation of principal while maintaining some potential for long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.81%	0.81%	0.81%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.23%	0.24%	0.24%
Total Annual Portfolio Operating Expenses	1.04%	1.20%	1.30%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$106	$331	$574	$1,271
Class 2 Shares	$122	$381	$660	$1,455
Class 3 Shares	$132	$412	$713	$1,568
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a balanced component, fixed income component and a growth component.
The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents.
The allocation of the Portfolio’s assets among the four components is as follows:

• Balanced Component (14% equities / 14% fixed income)	28%
• Fixed Income Component	54%
• Growth Component	18%
The Balanced Component invests principally in equity securities of large-capitalization companies and investment grade fixed income securities.
As noted above, approximately 54% of the Portfolio’s assets will be allocated to the Fixed Income Component which invests, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities (U.S. or foreign) and at least 80% in U.S. dollar denominated securities. The component may also invest substantially in junk bonds (up to 20% of the component’s assets), short-term investments (up to 20% of the component’s assets), foreign securities (up to 20% of the component’s assets denominated in foreign currencies; up to 100% of the component’s assets denominated in U.S. dollars), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.
The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.
Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components
Seasons Series Trust

Portfolio Summary: Multi-Managed Income/Equity Portfolio
on at least a quarterly basis to restore the target allocations for the Portfolio.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. As with any fund that invests principally in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Risk of Investing in Junk Bonds. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Equity Securities Risk. The Portfolio invests significantly in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Seasons Series Trust

Portfolio Summary: Multi-Managed Income/Equity Portfolio
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index and a Blended Index and each of its components. The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Barclays Capital U.S. Aggregate Index, and 2.8% Treasury Bills. The returns of the Treasury Bills Index for the periods since inception of class 3 shares is from November 30, 2002. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 10.91% (quarter ended June 30, 2009) and the lowest return for a quarter was -8.44% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 2.51%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	9.55%	5.92%	4.38%	N/A
Class 2 Shares	9.47%	5.76%	4.22%	N/A
Class 3 Shares	9.31%	5.65%	N/A	6.46%
S&P 500® Index	15.06%	2.29%	1.41%	6.37%
Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.83%	5.07%
Russell 1000® Index	16.10%	2.59%	1.83%	6.95%
Treasury Bills	0.14%	2.13%	2.12%	2.01%
Blended Index	9.96%	5.00%	4.73%	5.91%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”), PineBridge Investments, LLC (“PineBridge”) and Wellington Management Company, LLP (“Wellington Management”).
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Balanced Component — Lord Abbett
Daniel H. Frascarelli Randy M. Reynolds	2006 2008	Partner and Director Portfolio Manager
Balanced Component —PineBridge
John Yovanovic, CFA	2007	Head of High Yield Portfolio Management and Portfolio Manager
Tim Lindvall, CFA	2007	Managing Director and Portfolio Manager
John Dunlevy	2009	Managing Director and Portfolio Manager
Robert Vanden Assem	2007	Managing Director and Head of Investment Grade Fixed Income
Fixed Income Component — Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
Christopher A. Jones, CFA	2007	Senior Vice President and Fixed Income Portfolio Manager
Scott I. St. John, CFA	2003	Vice President and Fixed Income Portfolio Manager
Seasons Series Trust

Portfolio Summary: Multi-Managed Income/Equity Portfolio

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Joseph F. Marvan, CFA	2010	Vice President and Fixed Income Portfolio Manager
Growth Component — Janus
Ron Sachs, CFA	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Multi-Managed Moderate Growth Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital, with capital preservation as a secondary objective.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.06%	1.21%	1.31%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$108	$337	$585	$1,294
Class 2 Shares	$123	$384	$665	$1,466
Class 3 Shares	$133	$415	$718	$1,579
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 90% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by allocating its assets among four distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include an aggressive growth component, balanced component, fixed income component and a growth component.
The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents.
The allocation of the Portfolio’s assets among the four components is as follows:

• Aggressive Growth Component	18%
• Balanced Component	18%
(12.6% equities / 5.4% fixed income)
• Fixed Income Component	36%
• Growth Component	28%
The Aggressive Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals. Although the component’s investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and to a smaller degree, large-capitalization companies.
The Balanced Component invests principally in equity securities of large-capitalization companies and investment grade fixed income securities.
As noted above, approximately 36% of the Portfolio’s assets will be allocated to the Fixed Income Component which invests, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities (U.S. or foreign) and at least 80% in U.S. dollar denominated securities. The component may also invest substantially in junk bonds (up to 20% of the component’s assets), short-term investments (up to 20% of the component’s assets), foreign securities (up to 20% of the component’s assets denominated in foreign currencies; up to 100% of the component’s assets denominated in U.S. dollars), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.
Seasons Series Trust

Portfolio Summary: Multi-Managed Moderate Growth Portfolio
The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.
Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Small- and Medium-Capitalization Companies Risk. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index and a Blended Index and each of its components. The Blended Index consists of 37.9% Russell 1000® Index, 42.3% Barclays Capital U.S. Aggregate Index, 18.0% Russell 2000 Index and 1.8% Treasury Bills. The returns of the Treasury Bills Index for the periods since inception of class 3 shares is from November 30, 2002. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Seasons Series Trust

Portfolio Summary: Multi-Managed Moderate Growth Portfolio
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 15.45% (quarter ended June 30, 2009) and the lowest return for a quarter was -12.70% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 3.77%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	11.20%	5.56%	3.07%	N/A
Class 2 Shares	11.03%	5.39%	2.91%	N/A
Class 3 Shares	10.89%	5.30%	N/A	7.32%
S&P 500® Index	15.06%	2.29%	1.41%	6.37%
Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.83%	5.07%
Russell 1000® Index	16.10%	2.59%	1.83%	6.95%
Russell 2000® Index	26.85%	4.47%	6.33%	10.75%
Treasury Bills	0.14%	2.13%	2.12%	2.01%
Blended Index	14.16%	4.81%	4.82%	7.18%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. (“SAAMCo”). The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”), Lord, Abbett & Co. LLC (“Lord Abbett”), PineBridge Investments, LLC (“PineBridge”) and Wellington Management Company, LLP (“Wellington Management”), and a component of the Portfolio is managed by SAAMCo.
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Aggressive Growth Component — SAAMCo
Andrew Sheridan	2010	Vice President and Portfolio Manager
Balanced Component — Lord Abbett
Daniel H. Frascarelli	2006	Partner and Director
Randy M. Reynolds	2008	Portfolio Manager
Balanced Component —PineBridge
John Yovanovic, CFA	2007	Head of High Yield Portfolio Management and Portfolio Manager
Tim Lindvall, CFA	2007	Managing Director and Portfolio Manager
John Dunlevy	2009	Managing Director and Portfolio Manager
Robert Vanden Assem	2007	Managing Director and Head of Investment Grade Fixed Income

Fixed Income Component — Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
Christopher A. Jones, CFA	2007	Senior Vice President and Fixed Income Portfolio Manager
Scott I. St. John, CFA	2003	Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Vice President and Fixed Income Portfolio Manager

Growth Component — Janus
Ron Sachs, CFA	2008	Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
Seasons Series Trust

Portfolio Summary: Real Return Portfolio
Investment Goal
The Portfolio’s investment goal is total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 3
Management Fees	0.60%	0.60%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.12%*	0.12%
Total Annual Portfolio Operating Expenses	0.72%	0.97%

* “Other Expenses” have been estimated because no Class 1 Shares were outstanding during the Portfolio’s last fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$74	$230	$401	$894
Class 3 Shares	$99	$309	$536	$1,190
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.
As part of its investment strategy, the Portfolio may also invest in debt securities that are not inflation-indexed and derivative instruments, such as forwards, futures contracts or swap agreements in an effort to enhance returns, provide inflation hedges or foreign currency hedges, increase market exposure and investment flexibility, or to adjust exposures. The subadviser may engage in frequent and active trading of portfolio securities.
“Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Risks of Investing in Bonds. The Portfolio invests significantly in bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for the Portfolio may underperform the market generally.
Risks of Investing in Inflation-Indexed Securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index (“CPI”) in the United States. Inflation-indexed securities issued by a foreign
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Portfolio Summary: Real Return Portfolio
government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rates, which is the nominal interest rate minus the expected rate of inflation. The price of an inflation-indexed security will increase if real interest rates decline, and decrease if real interest rates increase. If the interest rate rises for reasons other than inflation, the value of such instruments can be negatively impacted. Interest income will vary depending on changes to the principal amount of the security. For U.S. tax purposes, both interest payments and inflation adjustments to principal are treated as interest income subject to taxation when received or accrued, and inflation adjustments to principal are subject to taxation when the adjustment is made and not when the instrument matures.
Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. If a guarantee of principal is not provided, the adjusted principal value of the fixed income security repaid at maturity may be less than the original principal.
Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. There are many different types of corporate bonds, and each bond issue has specific terms.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Portfolio’s yield may become negative, which may result in a decline in the value of your investment.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political. social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing
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Portfolio Summary: Real Return Portfolio
risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
Regulatory Risk. Regulatory changes could adversely affect the Portfolio by restricting its trading activities and/or increasing the costs or taxes to which its investors are subject. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the CFTC and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act, including comprehensive regulation of the OTC derivatives market. The implementation of the Dodd-Frank Act could adversely affect the Portfolio by increasing transaction and/or regulatory compliance costs. In addition, greater regulatory scrutiny may increase the exposure of the Portfolio, the adviser and the subadviser to potential liabilities.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the of Barclays Capital World Government Inflation-Linked 1-10 Year Bond Index (Hedged to USD) and Barclays Capital 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)
During the periods shown in the bar chart, the highest return for a quarter was 9.95% (quarter ended June 30, 2009) and the lowest return for a quarter was -10.56% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 3.46%.
Average Annual Total Returns (For the periods ended December 31, 2010)

			Since
			Inception
	1	5	Class 3
	Year	Years	(2/14/05)
Class 3 Shares	3.95%	4.01%	3.85%
Barclays Capital World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD)	4.62%	4.82%	4.55%
Barclays Capital 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index	5.22%	5.41%	4.86%
No performance for Class 1 Shares is shown because there were no Class 1 Shares outstanding during the periods shown. Class 1 Shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
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Portfolio Summary: Real Return Portfolio
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by Wellington Management Company, LLP.
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
Lindsay Politi	2010	Income Portfolio Manager Vice President and Fixed
Anthony H. Small	2011	Vice President and Fixed Income Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
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Portfolio Summary: Small Cap Portfolio
Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.18%	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.03%	1.18%	1.28%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$105	$328	$569	$1,259
Class 2 Shares	$120	$375	$649	$1,432
Class 3 Shares	$130	$406	$702	$1,545
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 100% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of small-cap companies. Small-cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on June 27, 2011, the market capitalization range of the companies in the Index was $130 million to $2.97 billion.
The Portfolio may also invest in short-term investments (up to 20%), foreign securities (up to 30%) and passive foreign investment companies (PFICs). The subadvisers may engage in frequent and active trading of portfolio securities.
The Portfolio is actively-managed by the adviser and a subadviser. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Small-Capitalization Companies Risk. Securities of small-capitalization companies are usually more volatile and entail greater risks than securities of large companies.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
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Portfolio Summary: Small Cap Portfolio
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 2000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective December 1, 2009, SunAmerica Asset Management Corp. (“SAAMCo”) assumed management of the passively-managed portion of the Portfolio, which was previously managed by AIG Global Investment Corp. Effective December 1, 2006, ClearBridge Advisors, LLC (“ClearBridge”) replaced Salomon Brothers Asset Management Inc. as manager of a component of the Portfolio.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 22.11% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.59% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 7.93%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	22.70%	3.25%	1.96%	N/A
Class 2 Shares	22.50%	3.12%	1.81%	N/A
Class 3 Shares	22.44%	3.00%	N/A	7.61%
Russell 2000® Index	26.85%	4.47%	6.33%	10.75%
Investment Adviser
The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by ClearBridge and portions of the Portfolio are managed by SAAMCo.
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Portfolio Summary: Small Cap Portfolio
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
SAAMCo
James Kurtz	2009	Portfolio Manager
Andrew Sheridan	2010	Vice President and Portfolio Manager

ClearBridge
Peter J. Hable	2005	Managing Director and Sr. Portfolio Manager
Mark Bourguignon	2009	Director and Portfolio Manager
Marina Chinn, CFA	2009	Director and Portfolio Manager
Mark Feasey, CFA	2009	Director and Portfolio Manager
Michael Kang	2009	Director and Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
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Portfolio Summary: Stock Portfolio
Investment Goal
The Portfolio’s investment goal is long-term capital appreciation, with a secondary objective of increasing dividend income.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.96%	1.11%	1.21%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$98	$306	$531	$1,178
Class 2 Shares	$113	$353	$612	$1,352
Class 3 Shares	$123	$384	$665	$1,466
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in common stocks.
The Portfolio may also invest in short-term investments (up to 20%) and foreign securities (up to 30%).
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not
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Portfolio Summary: Stock Portfolio
necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.26% (quarter ended June 30, 2003) and the lowest return for a quarter was -23.37% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 4.90%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	16.68%	3.77%	2.41%	N/A
Class 2 Shares	16.56%	3.63%	2.27%	N/A
Class 3 Shares	16.38%	3.52%	N/A	7.24%
S&P 500® Index	15.06%	2.29%	1.41%	6.37%
Investment Adviser
The Portfolio’s investment adviser is SunAmerica Asset Management Corp. The Portfolio is subadvised by T. Rowe Price Associates, Inc.
Portfolio Manager

	Portfolio
	Manager of the
Name	Portfolio Since	Title
P. Robert Bartolo, CFA, CPA	2007	Vice President and Portfolio Manager
For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 65.
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Important Additional Information
Purchases and Sales of Portfolio Shares
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies. Shares of the Portfolios may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.
The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums.
The Asset Allocation: Diversified Growth Portfolio, Multi-Managed Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Multi-Managed Moderate Growth Portfolio and Stock Portfolio are available only through the selection of one of four variable investment “Strategies” described in the Variable Contracts prospectus. You should be aware that if you select a “Strategy” you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of these Portfolios and the allocation of assets among such Portfolios will vary depending on the objective of the Strategy. Please see your Variable Contract prospectus for additional information about the Strategies.
Tax Information
The Portfolios will not be subject to U.S. federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends; however you may be subject to federal income tax upon withdrawal from such tax deferred arrangements. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.
Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts. The Portfolios and their related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolios as underlying investment options in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.
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Additional Information About The Portfolio’s Investment Strategies and Investment Risks
The Portfolios’ principal investment strategies and principal risks are described in their respective Portfolio Summaries. In addition to the principal strategies described there, the Portfolios may from time-to-time invest in other securities and use other investment techniques. We have identified below those securities and techniques and the non-principal risks associated with them. Descriptions of these investments and risks are provided in the “Glossary” section under “Investment Terminology” or “Risk Terminology.” In addition to those described herein, there are other securities and investment techniques in which the Portfolios may invest in limited instances, which are not described in this Prospectus. These securities and investment practices are listed in the Trust’s Statement of Additional Information, which you may obtain free of charge (see back cover).
From time to time, the Portfolios may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Portfolio’s investments in money market securities for temporary defensive purposes. If a Portfolio takes such a temporary defensive position, it may not achieve its investment goals.
The principal investment goal and strategies for each of the Portfolios in this prospectus are non-fundamental and may be changed by the Board without investor approval. Investors will be given written notice in advance of any change to a Portfolio’s investment strategy that requires 80% of its net assets to be invested in certain securities. “Net assets” will take into account borrowings for investment purposes.
The Allocation Growth Portfolio, Allocation Moderate Growth Portfolio and Allocation Moderate Portfolio are collectively referred to as the “Managed Allocation Portfolios.”
SAAMCo allocates new cash from share purchases over redemption requests equally among the Subadvisers, unless SAAMCo determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SAAMCo intends, on a quarterly basis, to review the asset allocation in each Portfolio to determine the extent to which the portion of assets managed by a Subadviser differs from that portion managed by any other Subadviser of the Portfolio. If SAAMCo determines that the difference is significant, SAAMCo will re-allocate cash flows among the Subadvisers in an effort to effect a re-balancing of the Portfolio’s asset allocation. In general, SAAMCo will not rebalance or reallocate the existing assets of a Portfolio among Subadvisers. However, SAAMCo reserves the right, subject to the review of the Board of Trustees, to reallocate assets from one Subadviser to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in a rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Subadviser to a portion of the Portfolio with a relatively lower total return.
________________________
Managed Allocation Portfolios. Each of the Managed Allocation Portfolios invest only in a combination of the Underlying Portfolios and will be subject to the risks of the Underlying Portfolio to varying degrees based on its investments in each of the Underlying Portfolios. Additional risks that the Portfolio may be subject to are as follows:
Allocation Balanced Portfolio
•	Emerging markets risk

•	Market risk

•	Risk of investing in money market securities

•	Securities selection risk

•	Small- and medium-capitalization companies risk
Allocation Growth Portfolio
•	Interest rate fluctuations risk

•	Market risk

•	Risk of investing in bonds

•	Securities selection risk
Allocation Moderate Growth Portfolio
•	Credit risk

•	Emerging markets risk

•	Market risk

•	Risk of investing in inflation-indexed securities

•	Risk of investing in junk bonds

•	Securities selection risk
Allocation Moderate Portfolio
•	Credit risk

•	Emerging markets risk

•	Market risk

•	Risk of investing in inflation-indexed securities

•	Risk of investing in junk bonds

•	Risk of investing in money market securities

•	Securities selection risk

•	Small-capitalization companies risk
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Additional Information About The Portfolio’s Investment Strategies and Investment Risks
The following chart reflects the percentage in which each Managed Allocation Portfolio was invested in the Underlying Portfolios as of March 31, 2011.

			Allocation
	Allocation	Allocation	Moderate	Allocation
	Balanced	Growth	Growth	Moderate
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Diversified Fixed Income Portfolio	34.7%	2.6%	19.7%	25.0%
Focus Growth Portfolio	1.5%	3.9%	3.0%	3.0%
Focus Value Portfolio	2.0%	3.5%	2.5%	2.0%
International Equity Portfolio	10.8%	25.3%	18.9%	15.4%
Large Cap Growth Portfolio	11.3%	18.5%	15.5%	14.0%
Large Cap Value Portfolio	15.0%	20.3%	17.3%	17.4%
Mid Cap Growth Portfolio	1.0%	2.1%	1.8%	1.3%
Mid Cap Value Portfolio	4.8%	7.9%	7.0%	5.5%
Real Return Portfolio	14.1%	0.0%	3.3%	8.2%
Small Cap Portfolio	4.8%	15.9%	11.0%	8.2%
Asset Allocation: Diversified Growth Portfolio. The Portfolio may also invest in investment grade fixed income securities, equity securities of small- and mid-cap companies, U.S. government securities, asset-backed and mortgage-backed securities, currency transactions, currency baskets, emerging markets, passive foreign investment companies (PFICs), special situations, hybrid instruments (up to 10%), ETFs and REITs. Additional risks that the Portfolio may be subject to are as follows:
•	Emerging markets risk

•	Hedging risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Large-capitalization companies risk

•	Mortgage- and asset-backed securities risk

•	Small- and medium-capitalization companies risk

•	U.S. government obligations risk
Cash Management Portfolio. The Portfolio also may invest in municipal securities, funding agreements, extendible commercial notes, and other high-quality short-term obligations. Additional risks that the Portfolio may be subject to are as follows:
•	Foreign investment risk

•	Market risk

•	Municipal securities risk

•	Redemption risk

•	Yield risk
Diversified Fixed Income Portfolio. The Portfolio may also invest in currency transactions, currency baskets, depositary receipts risk, emerging markets securities, exchange traded funds (ETFs), options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars and special situations. Additional risks that the Portfolio may be subject to are as follows:
•	Asset-backed securities risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Hedging risk

•	Investment company risk

•	Market risk
Focus Growth Portfolio. The Portfolio may also invest in convertible securities, warrants and rights, preferred stocks, junk bonds (up to 20%), foreign securities including emerging markets, short-term investments (up to 20%), options and futures, special situations, currency transactions, ETFs, fixed-income securities, hybrid instruments (up to 10%), REITs and forward foreign currency exchange contracts. Additional risks that the Portfolio may be subject to are as follows:
•	Convertible securities risk

•	Credit risk

•	Derivatives risk

•	Emerging markets risk

•	Foreign investment risk

•	Hedging risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Large-capitalization companies risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Small- and medium-capitalization companies risk
Focus Value Portfolio. The Portfolio may also invest in foreign securities including emerging market issuers, junk bonds (up to 20%), forward foreign currency exchange
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Additional Information About The Portfolio’s Investment Strategies and Investment Risks
contracts, ETFs, REITs, depositary receipts, passive foreign investment companies (PFICs), investment companies, convertible securities, warrants, rights, preferred securities, short-term investments (up to 25%), options and futures, special situations, currency transactions, hybrid instruments (up to 10%) and fixed income securities. Additional risks that the Portfolio may be subject to are as follows:
•	Active trading risk

•	Convertible securities risk

•	Credit risk

•	Currency volatility risk

•	Derivatives risk

•	Emerging markets risk

•	Foreign investment risk

•	Growth stock risk

•	Hedging risk

•	Investment company risk

•	Large-capitalization companies risk

•	Market risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Small- and medium-capitalization companies risk
International Equity Portfolio. The Portfolio may also invest in investment grade fixed income securities, U.S. government securities, asset-backed and mortgage-backed securities, REITs, currency baskets, custodial receipts and trust certificates, options and futures, options on foreign currencies, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, special situations, convertible securities, ETFs and unseasoned issuers. Additional risks that the Portfolio may be subject to are as follows:
•	Active trading risk

•	Asset-backed securities risk

•	Convertible securities risk

•	Credit risk

•	Derivatives risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Market risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Unseasoned companies risk

•	U.S. government obligations risk
Large Cap Growth Portfolio. The Portfolio may also invest in small-cap stocks, investment grade fixed income securities, U.S. government securities, junk bonds (up to 20%), asset-backed and mortgage-backed securities, REITs, currency transactions, currency baskets, custodial receipts and trust certificates, depositary receipts, options and futures, options on foreign currency, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, unseasoned companies, special situations, ETFs and illiquid securities (up to 15% of net assets). Additional risks that the Portfolio may be subject to are as follows:
•	Credit risk

•	Currency volatility risk

•	Depositary receipts risk

•	Derivatives risk

•	Growth stock risk

•	Hedging risk

•	Illiquidity risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Market risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Small-capitalization companies risk

•	Unseasoned companies risk

•	U.S. government obligations risk
Large Cap Value Portfolio. The Portfolio may also invest in small-cap stocks, junk bonds (up to 10%), REITs, currency transactions, currency baskets, depositary receipts, emerging markets, options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars, convertible securities and warrants, ETFs, investment grade fixed income securities, U.S. government securities, asset-backed and mortgage-backed securities and special situations. Additional risks that the Portfolio may be subject to are as follows:
•	Convertible securities risk

•	Currency volatility risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Hedging risk

•	Investment company risk

•	Market risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Small-capitalization companies risk

•	U.S. government obligations risk
Mid Cap Growth Portfolio. The Portfolio may also invest in investment grade fixed income securities, companies in the technology sector, U.S. government securities, asset-backed and mortgage-backed securities, REITs, currency transactions, currency baskets, depositary receipts, emerging markets,
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Additional Information About The Portfolio’s Investment Strategies and Investment Risks
options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars, convertible securities and warrants, ETFs and special situations. Additional risks that the Portfolio may be subject to are as follows:
•	Convertible securities risk

•	Currency volatility risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Hedging risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Market risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Technology sector risk

•	U.S. government obligations risk
Mid Cap Value Portfolio. The Portfolio may also invest in investment grade fixed income securities, U.S. government securities, junk bonds (up to 20%), asset-backed and mortgage-backed securities, REITs, currency transactions, currency baskets, custodial receipts and trust certificates, depositary receipts, emerging market issuers, options and futures, options on foreign currencies, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, ETFs, convertible securities, IPO investing and illiquid securities (up to 15% of net assets). Additional risks that the Portfolio may be subject to are as follows:
•	Convertible securities risk

•	Credit risk

•	Currency volatility risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Hedging risk

•	Illiquidity risk

•	Interest rate fluctuations risk

•	Investment company risk

•	IPO investing risk

•	Market risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	U.S. government obligations risk
Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Moderate Growth Portfolio. The Multi-Managed Portfolios’ assets are invested in the Aggressive Growth, Balanced, Growth and/or Fixed Income Components in varying degrees as set forth in each Portfolio’s investment strategy section in the “Portfolio Summaries.”
The Aggressive Growth Component may invest in short-term investments (up to 25%), options, investment grade fixed income securities, U.S. government securities, asset-backed and mortgage-backed securities, foreign securities, depositary receipts, passive foreign investment companies (PFICs), options and futures and special situations.
The Balanced Component may invest in mid-cap stocks, small-cap stocks (up to 20%), short-term investments (up to 25%), foreign securities (up to 25%), depositary receipts, emerging markets, passive foreign investment companies (PFICs), junk bonds (up to 15%), U.S. government securities, asset-backed and mortgage-backed securities, options and futures, special situations, currency transactions, currency baskets, convertible securities, ETFs and hybrid instruments (up to 10%).
The Fixed Income Component may invest in currency transactions, currency baskets, passive foreign investment companies (PFICs), options and futures, special situations, forward foreign currency exchange contracts, U.S. Treasury inflation protection securities, roll transactions, total return swaps (up to 10%), short sales and forward commitments.
The Growth Component may invest in: junk bonds (up to 35%), short-term investments (up to 25%), investment grade fixed income securities, U.S. government securities, asset-backed and mortgage-backed securities, foreign securities, depositary receipts, currency transactions, currency baskets, emerging markets, options and futures and special situations. Additional risks that the Portfolios may be subject to are as follows:
•	Convertible securities risk

•	Credit risk

•	Currency volatility risk

•	Derivatives risk

•	Emerging markets risk

•	Foreign investment risk

•	Hedging risk

•	Investment company risk

•	Market risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in junk bonds

•	Short sales risk

•	Small- and medium capitalization companies risk

•	U.S. government obligations risk
Real Return Portfolio. The Portfolio may also invest in U.S. government securities, corporate debt instruments, inflation-adjusted debt securities, U.S. government agency and instrumentalities inflation-indexed securities, hybrid instruments, sovereign and supranational securities, repurchase
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Additional Information About The Portfolio’s Investment Strategies and Investment Risks
and reverse repurchase-agreements and short-term investments. Additional risks that the Portfolio may be subject to are as follows:
•	Concentration risk

•	Credit risk

•	Currency volatility risk

•	Emerging markets risk

•	Issuer risk

•	Repurchase agreements risk

•	Risk of investing in money market securities

•	Risk of variation of return
Small Cap Portfolio. The Portfolio may also invest in equity securities of medium- and large-capitalization companies, depositary receipts, investment grade fixed income securities, U.S. government securities, junk bonds (up to 20%), asset-backed and mortgage- backed securities, REITs, emerging markets, hybrid instruments (up to 10%), options and futures, interest rate swaps, mortgage swaps, caps, floors and collars, special situations, ETFs and unseasoned companies. Additional risks that the Portfolio may be subject to are as follows:
•	Credit risk

•	Currency volatility risk

•	Depositary receipts risk

•	Derivatives risk

•	Emerging markets risk

•	Growth stock risk

•	Hedging risk

•	Interest rate fluctuations risk

•	Investment company risk

•	Large-capitalization companies risk

•	Market risk

•	Medium capitalization companies risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	Risk of investing in junk bonds

•	Unseasoned companies risk

•	U.S. government obligations risk
Stock Portfolio. The Portfolio may also invest in mid-cap stocks, investment grade fixed income securities, U.S. government securities, asset-backed and mortgage-backed securities, depositary receipts, currency transactions, currency baskets, emerging markets, passive foreign investment companies (PFICs), REITs, options and futures, special situation, convertible securities and warrants, ETFs and hybrid instruments (up to 10%). Additional risks that the Portfolio may be subject to are as follows:
•	Convertible securities risk

•	Derivatives risk

•	Emerging markets risk

•	Growth stock risk

•	Hedging risk

•	Investment company risk

•	Market risk

•	Medium-capitalization companies risk

•	Mortgage- and asset-backed securities risk

•	Risk of investing in bonds

•	U.S. government obligations risk
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Glossary
Investment Terminology
Capital appreciation/growth is an increase in the market value of securities held.
A currency basket consists of specified amounts of currencies of certain foreign countries.
Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.
Custodial receipts and trust certificates represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which a Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes, a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.
Defensive investments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.
Depositary Receipts, which are generally considered foreign securities, include American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and others. ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected.
A derivative is a financial instrument, such as an option or futures contract, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified securities are an index.
An “emerging market” country is generally a country with a low or middle income economy or that is in the early stages of its industrial cycle. See definition of “Foreign securities” for additional information.
Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:
•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•	Market capitalization represents the total market value of the outstanding securities of a corporation. See separate definition for “Market Capitalization Ranges.”

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.
Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.
Exchange Traded Funds (ETFs) are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a
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Glossary
foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risk of owning the underlying securities they are designed to track. Although, lack of liquidity in an ETF results in its being more volatile and ETFs have management fees which increase their cost. A Portfolio’s ability to invest in ETFs is limited by the Investment Company Act of 1940.
Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:
•	Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•	Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•	An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the adviser or subadviser). The two best-known debt rating agencies are S&P and Moody’s. Investment grade refers to any security rated “BBB” or above by S&P or Fitch Ratings (“Fitch”), or “Baa” or above by Moody’s, or if unrated, determined to be of comparable quality by the subadviser.

•	A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

•	Mortgage-related and other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property.

•	Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the U.S. and District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders.

•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•	U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. A Portfolio’s investment in U.S. government securities may include investments in debt securities that are guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP”). Under the TLGP, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on senior unsecured debt issued by entities eligible to participate in the TLGP, which generally include FDIC-insured depository institutions, U.S. bank holding companies or financial holding companies and certain U.S. savings and loan holding companies. This guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Portfolio itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk.

•	Zero-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind (“PIK”) bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.
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Glossary
Foreign securities are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (“PFICs”) and depositary receipts. An emerging market country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by adviser or subadviser. Foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.
Forward commitments are commitments to purchase or sell securities at a future date. If a Portfolio purchases a forward commitment, it assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, if a Portfolio sells such securities, it does not participate in further gains or losses on the date of the agreement.
Forward foreign currency exchange contracts involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
Fundamental Analysis is a method of evaluating a security or company by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.
A “Growth” philosophy is a strategy of investing in securities believed to offer the potential for capital appreciation. It focuses on securities of companies that are considered to have a historical record of above- average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.
“High quality” instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers’ high creditworthiness and low risk of default.
Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. In addition, another type of hybrid instrument is a credit linked note, in which a special purpose entity issues an over-the-counter structured note that is intended to replicate a bond or a portfolio of bonds, or with respect to the unsecured credit of an issuer.
Illiquid/Restricted securities are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.
Income is interest payments from bonds or dividends from stocks.
Interest rate swaps, caps, floors and collars. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.
An IPO investment consists of a Portfolio’s purchase of shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”). A portion of a Portfolio’s return may be attributable to the Portfolio’s investment in IPOs. IPO risk involves the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.
Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the Portfolios and the indices described below change over time. A Portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s
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Glossary
market capitalization grows or falls outside this range. With respect to all Portfolios, except as noted on a Portfolio’s “Portfolio Summaries”:
•	Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 27, 2011, the market capitalization range of the companies in the Index was approximately $1.6 billion to $411 billion.

•	Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on June 27, 2011, the market capitalization range of the companies in the Index was $1.6 billion to $18.3 billion.

•	Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on June 27, 2011, the market capitalization range of the companies in the Index was $130 million to $2.97 billion.
Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.
“Net assets” when referred to under “Investment Strategies” for a Portfolio takes into account borrowings for investment purposes.
Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices in which the Portfolios may invest. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. When a Portfolio purchases an over-the-counter swaption, it increases its credit risk exposure to the counterparty.
Qualitative analysis uses subjective judgment based on nonquantifiable information, such as but not limited to management expertise, industry cycles, strength of research and development, and labor relations. This type of analysis technique is different than quantitative analysis, which focuses on numbers. The two techniques, however, will often be used together.
Quantitative analysis is an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy. Quantitative analysis may look at traditional indicators such as price-to-book value, price-to-earnings ratios, cash flow, dividends, dividend yields, earnings, earning yield, among others.
Registered investment companies are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.
REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by a Portfolio.
Roll transactions involve the sale of mortgage or other asset-backed securities (“roll securities”) with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.
Short sales involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.
Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Portfolio with
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Glossary
sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the Tax Reform Act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.
A special situation arises when, in the opinion of the manager or a subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to the issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate events, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
Total return is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.
Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.
Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.
U.S. Treasury inflation protection securities are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.
A “Value” philosophy is a strategy of investing in securities that are believed to be undervalued in the market. It often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.
When-issued and delayed delivery transactions call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.
Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.
Risk Terminology
Active Trading Risk. A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio. During periods of increased market volatility, active trading may be more pronounced.
Asset Allocation Risk. With respect to the Managed Allocation Portfolios, each Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. A Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.
Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security) that is held by a Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Concentration Risk. A Portfolio concentrates its investments in assets in a particular industry. Therefore, the Portfolio is more sensitive to factors affecting that industry, such as changes in the regulatory or competitive environment or in investor perceptions regarding an industry. This means that the value of the Portfolio is subject to greater volatility than a portfolio that invests in a broader range of companies and industries.
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Glossary
Convertible Securities Risk. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines. This correlation increases as the stock price moves closer to the convertible price.
Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting not single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. A Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.
An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue Junk Bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Currency Volatility Risk. The value of a Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar-denominated securities.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the Portfolio, a Portfolio will be exposed to the risks associated with hedging described below. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.
Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.
Equity Securities Risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.
Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. government foreign investments will also be affected by local political or economical developments and governmental
Seasons Series Trust

Glossary
actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which a Portfolio’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
Illiquidity Risk. Illiquidity risk exists when particular investments are difficult to sell. Although most of the Portfolio’s investments must be liquid at the time of investment, investments may become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. When the Portfolio holds illiquid investments, its investments may be harder to value, especially in changing markets, and if the Portfolio is forced to sell these investments to meet redemption requests or for other cash needs, the Portfolio may suffer a loss. In addition, when there is illiquidity in the market for certain investments, the Portfolio, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.
Indexing Risk. A portion of certain Portfolios are passively-managed to an index and, as a result, that portion generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Initial Public Offering (IPO) Investing Risk. A Portfolio’s purchase of shares issued as part of, or a short period after, companies’ IPO exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods or time.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Investment Company Risk. The risks of a Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by a Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Seasons Series Trust

Glossary
Large-Capitalization Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Market Risk. A Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Municipal Securities Risk. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Non-Diversification Risk. Certain Portfolios are organized as a “non-diversified” Portfolio. A non-diversified portfolio may invest a larger portion of their assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. The Portfolio’s risk is increased because the effect the performance of each security on the Portfolio’s overall performance is greater.
Redemption Risk. The Portfolio may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Portfolio to liquidate its assets at inopportune times or at a loss or depressed value. In addition, the Portfolio may suspend redemptions when permitted by applicable regulations.
Regulatory Risk. Regulatory changes could adversely affect the Portfolio by restricting its trading activities and/or increasing the costs or taxes to which its investors are subject. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the CFTC and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act, including comprehensive regulation of the OTC derivatives market. The implementation of the Dodd-Frank Act could adversely affect the Portfolio by increasing transaction and/or regulatory compliance costs. In addition, greater regulatory scrutiny may increase the exposure of the Portfolio, the adviser and the subadviser to potential liabilities.
Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
Risks of Investing in Inflation-Indexed Securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index (“CPI”) in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-
Seasons Series Trust

Glossary
indexed securities are sensitive to changes in the real interest rates, which is the nominal interest rate minus the expected rate of inflation. The price of an inflation-indexed security will increase if real interest rates decline, and decrease if real interest rates increase. If the interest rate rises for reasons other than inflation, the value of such instruments can be negatively impacted. Interest income will vary depending on changes to the principal amount of the security. For U.S. tax purposes, both interest payments and inflation adjustments to principal are treated as interest income subject to taxation when received or accrued, and inflation adjustments to principal are subject to taxation when the adjustment is made and not when the instrument matures.
Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. If a guarantee of principal is not provided, the adjusted principal value of the fixed income security repaid at maturity may be less than the original principal.
Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. There are many different types of corporate bonds, and each bond issue has specific terms.
Risks of Investing in Junk Bonds. A significant investment in junk bonds is considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Risk of Investing in Money Market Securities. A Portfolio that invests in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Risk of Variation of Return. The amount of return accrued by a Portfolio on a daily basis generally depends on the amount of income and/or dividends received by a Portfolio on the securities it holds and can vary from day to day. If the income and/or dividends a Portfolio receives from its investments decline, a Portfolio may not be able to accrue a positive return or may have to record a reduction in the value of its shares.
Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Short Sales Risk. Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
Small- and Medium-Capitalization Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies. In addition, small- and medium-cap companies may be traded in over-the-counter (OTC) markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Portfolios determine relative market capitalizations using U.S. standards. Accordingly, a Portfolio’s non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.
Technology Sector Risk. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.
Unseasoned Companies Risk. Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk.
Seasons Series Trust

Glossary
Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
In addition, the value of Federal National Mortgage Association’s (“FNMA”) and the Federal Home Loan Mortgage Corporation’s (“FHLMC”) securities fell sharply in 2008 due to concerns that the firms do not have sufficient capital to offset losses resulting from the mortgage crisis. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans in certain residential areas where the FNMA and FHLMC could offer loans, and to extend credit to FNMA and FHLMC through emergency funds and the purchase of entities’ stock. More recently, in September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that FNMA and FHLMC would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the companies’ debt and equities is unclear. FNMA and FHLMC each has been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.
Value Investing Risk. The portfolio manager’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Yield Risk. The amount of income received by the Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the Portfolio’s yield.
About the Indices
The Barclays Capital 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation-protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.
The Barclays Capital U.S. Aggregate Index provides a broad view of performance of the U.S. fixed income market.
The Barclays Capital World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.
The JP Morgan Developed Market High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market
The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (net)* is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of May 30, 2011 the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The Morgan Stanley Capital International (MSCI) Emerging Markets Index (net)sm* is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of May 30, 2011 the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.
The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap stocks.
Seasons Series Trust

Glossary
The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization which represents approximately 98% of the U.S. equity market.
The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 3000® Growth or the Russell 2000 Growth indexes.
The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.
The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.
The Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

* The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.
Seasons Series Trust

Management
Information about the Investment Adviser and Manager
SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the subadvisers for the Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $45.3 billion as of March 31, 2011. SAAMCo is an indirect, wholly-owned subsidiary of American International Group, Inc., and is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
The Investment Company Act of 1940, as amended, requires shareholder approval of a fund’s investment advisory agreements and material changes to those agreements. SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to take certain actions with respect to investment advisory agreements relating to the Trust with unaffiliated subadvisers without obtaining shareholder approval, provided those actions are approved by the Board of Trustees (the “Board”). The actions permitted include entering into agreements with subadvisers, employing new subadvisers for new or existing portfolios, changing the terms of existing agreements, and continuing the employment of existing subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. The exemption from the requirement for shareholder approval does not apply to actions taken with respect to affiliated subadvisers.
Shareholders of a Portfolio have the right to terminate an agreement with a subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.
A discussion regarding the basis for the Board’s approval of investment advisory agreements for the Portfolios is available in the Trust’s Annual Report to shareholders for the period ended March 31, 2011. In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, SunAmerica Equity Funds, SunAmerica Focused Alpha Growth Fund, Inc., SunAmerica Focused Alpha Large-Cap Fund, Inc., SunAmerica Series, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series Trust, SunAmerica Specialty Series, VALIC Company I and VALIC Company II.
Management Fee. For the fiscal year ended March 31, 2011, each Portfolio paid SAAMCo a fee, before any advisory fee waivers, equal to the following percentage of average daily net assets:

Portfolio	Fee
Allocation Balanced Portfolio	0.10%
Allocation Growth Portfolio	0.10%
Allocation Moderate Growth Portfolio	0.10%
Allocation Moderate Portfolio	0.10%
Asset Allocation: Diversified Growth Portfolio	0.85%
Cash Management Portfolio	0.45%
Diversified Fixed Income Portfolio	0.67%
Focus Growth Portfolio	1.00%
Focus Value Portfolio	1.00%
International Equity Portfolio	0.94%
Large Cap Growth Portfolio	0.79%
Large Cap Value Portfolio	0.79%
Mid Cap Growth Portfolio	0.85%
Mid Cap Value Portfolio	0.85%
Multi-Managed Growth Portfolio	0.89%
Multi-Managed Income Portfolio	0.77%
Multi-Managed Income/Equity Portfolio	0.81%
Multi-Managed Moderate Growth Portfolio	0.85%
Real Return Portfolio	0.60%
Small Cap Portfolio	0.85%
Stock Portfolio	0.85%
Waivers and Reimbursements. SAAMCo is voluntarily waiving on an annual basis a portion of its Management Fees for the Asset Allocation: Diversified Growth Portfolio in the amount of 0.10%.
In addition, SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio After Fee Waiver and/or Reimbursement for the following Portfolio classes do not exceed the amounts set forth below:

Portfolio	Class 1	Class 2	Class 3
Allocation Balanced Portfolio	N/A	N/A	0.35%
Focus Growth Portfolio	1.30%	1.45%	1.55%
Focus Value Portfolio	1.30%	1.45%	1.55%
International Equity Portfolio	1.30%	1.45%	1.55%
Small Cap Portfolio	1.15%	1.30%	1.40%
Because the waiver of Management Fees and the waiver and/or reimbursements of expenses referenced above are voluntary, they are not reflected as a reduction of the “Total Annual Portfolio Operating Expenses” set forth in each Portfolio’s Annual Portfolio Operating expenses table set forth in the Portfolio Summaries. Except as otherwise noted, these waivers and reimbursements will continue indefinitely, but may be terminated at any time. The voluntary waivers and/or reimbursements described above are subject to recoupment by SAAMCo from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and maintain the voluntary expense limitations listed above. The waiver of Management Fees with respect to the Asset Allocation: Diversified Growth Portfolio will not be taken
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Management
into account when determining the ability of SAAMCo to recoup any previously waived or reimbursed expenses.
The “Other Expenses” included in the Total Annual Portfolio Operating Expenses in the Portfolio Summaries for the following Portfolios include acquired fund fees and expenses, which were less than 0.01%: Asset Allocation: Diversified Growth Portfolio, Diversified Fixed Income Portfolio, Focus Growth Portfolio, International Equity Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Small Cap Portfolio, and Stock Portfolio. Acquired fund fees and expenses include fees and expenses incurred indirectly by a Portfolio as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or pooled investment vehicles. The fees and expenses will vary based on the Portfolio’s allocation of assets to, and the annualized new expenses of, the particular acquired fund.
Commission Recapture Program. Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolios’ “Other Expenses” have been reduced. Because there were no Class 1 shares of the Focus Value and Real Return Portfolios outstanding prior to the date of this Prospectus, no expense reductions resulting from brokerage commission recapture amounts are presented. The Other Expenses shown in the Portfolios’ Annual Portfolio Operating Expenses table in the Portfolio Summaries do not take into account this expense reduction and are, therefore, higher than the actual expenses of these Portfolios. Had the expense reductions been taken into account, “Total Annual Portfolio Operating Expenses” for the following Portfolios as of March 31, 2011 would have been as follows:

Portfolio	Class 1	Class 2	Class 3
Asset Allocation: Diversified Growth Portfolio	1.12%	1.27%	1.37%
Focus Growth Portfolio	1.13%	1.27%	1.37%
Focus Value Portfolio	N/A	1.30%	1.40%
International Equity Portfolio*	1.11%	1.26%	1.36%
Large Cap Growth Portfolio*	0.90%	1.05%	1.15%
Large Cap Value Portfolio*	0.89%	1.04%	1.14%
Mid Cap Growth Portfolio*	1.12%	1.27%	1.37%
Mid Cap Value Portfolio	1.04%	1.19%	1.29%
Multi-Managed Growth Portfolio	1.23%	1.38%	1.48%
Multi-Managed Income Portfolio*	1.05%	1.20%	1.30%
Multi-Managed Income/Equity Portfolio*	1.04%	1.20%	1.30%
Multi-Managed Moderate Growth Portfolio*	1.06%	1.21%	1.31%
Small Cap Portfolio	1.02%	1.17%	1.27%
Stock Portfolio*	0.96%	1.11%	1.21%

*	The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.
Expense Example After Waivers and/or Reimbursements. The Expense Example in the Portfolio Summaries do not take into account voluntary fee waivers and/or expense reimbursements by the adviser and expense reductions resulting from brokerage commission recapture amounts that are shown above. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.
The following are your costs after these fee waivers and/or expense reimbursements, expense recoupments, and expense reductions.

	1	3	5	10
Portfolio	Year	Years	Years	Years
Asset Allocation: Diversified Growth Portfolio
Class 1 Shares	$104	$325	$563	$1,248
Class 2 Shares	$119	$372	$644	$1,420
Class 3 Shares	$129	$403	$697	$1,534

Focus Growth Portfolio
Class 1 Shares	$115	$359	$622	$1,375
Class 2 Shares	$129	$403	$697	$1,534
Class 3 Shares	$139	$434	$750	$1,646

Focus Value Portfolio
Class 1 Shares	$118	$368	$638	$1,409
Class 2 Shares	$132	$412	$713	$1,568
Class 3 Shares	$143	$443	$766	$1,680

International Equity Portfolio(1)
Class 1 Shares	$113	$353	$612	$1,352
Class 2 Shares	$128	$400	$692	$1,523
Class 3 Shares	$138	$431	$745	$1,635

Large Cap Growth Portfolio(1)
Class 1 Shares	$92	$287	$498	$1,108
Class 2 Shares	$107	$334	$579	$1,283
Class 3 Shares	$117	$365	$633	$1,398

Large Cap Value Portfolio(1)
Class 1 Shares	$91	$284	$493	$1,096
Class 2 Shares	$106	$331	$574	$1,271
Class 3 Shares	$116	$362	$628	$1,386

Mid Cap Growth Portfolio(1)
Class 1 Shares	$114	$356	$617	$1,363
Class 2 Shares	$129	$403	$697	$1,534
Class 3 Shares	$139	$434	$750	$1,646

Mid Cap Value Portfolio
Class 1 Shares	$106	$331	$574	$1,271
Class 2 Shares	$121	$378	$654	$1,443
Class 3 Shares	$131	$409	$708	$1,556

Multi-Managed Growth Portfolio
Class 1 Shares	$125	$390	$676	$1,489
Class 2 Shares	$140	$437	$755	$1,657
Class 3 Shares	$151	$468	$808	$1768

Multi-Managed Income Portfolio(1)
Class 1 Shares	$107	$334	$579	$1,283
Class 2 Shares	$122	$381	$660	$1,455
Class 3 Shares	$132	$412	$713	$1,568
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Management

	1	3	5	10
Portfolio	Year	Years	Years	Years
Multi-Managed Income/Equity Portfolio(1)
Class 1 Shares	$106	$331	$574	$1,271
Class 2 Shares	$122	$381	$660	$1,455
Class 3 Shares	$132	$412	$713	$1,568

Multi-Managed Moderate Growth Portfolio(1)
Class 1 Shares	$108	$337	$585	$1,294
Class 2 Shares	$123	$384	$665	$1,466
Class 3 Shares	$133	$415	$718	$1,579

Small Cap Portfolio
Class 1 Shares	$104	$325	$563	$1,248
Class 2 Shares	$119	$372	$644	$1,420
Class 3 Shares	$129	$403	$697	$1,534

Stock Portfolio(1)
Class 1 Shares	$98	$306	$531	$1,178
Class 2 Shares	$113	$353	$612	$1,352
Class 3 Shares	$123	$384	$665	$1,466

(1)	The amount of the expense reductions resulting from brokerage commission recapture amounts was less than 0.01%.
Information about the Investment Adviser’s Management of Certain Portfolios
SAAMCo is responsible for making the day-to-day investment decisions for a portion of each of the Diversified Fixed Income Portfolio, Focus Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio and Small Cap Portfolio.
The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the adviser/subadviser to determine their compensation.
The Aggressive Growth Component of the Multi-Managed Portfolios and Small Cap Portfolio is managed by Andrew Sheridan. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. He is a member of the research team covering the technology industry
The Diversified Fixed Income Portfolio is managed in part by Michael Cheah, CFA. Mr. Cheah, Senior Vice President and Senior Portfolio Manager, joined SAAMCo in 1999. Prior to joining SAAMCo, Mr. Cheah spent 17 years at the Monetary Authority of Singapore in the Global Fixed income department where he served as the director of the U.S. Bond Division, Markets and Investment Department.
The Focus Growth Portfolio is managed in part by Dan Lew. Mr. Lew joined SAAMCo in 2005 and is currently a Senior Vice President and Portfolio Manager. Mr. Lew has over 25 years experience in the investment industry, focusing the last 14 years on the small-cap value category. Mr. Lew holds the CFA designation.
The passively-managed index portions of the Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio are managed by Brendan Voege. Mr. Voege is a portfolio manager and quantitative analyst at SAAMCo. He evaluates portfolios on the theory and application of attribution, risk characteristics, and style analysis. Mr. Voege joined SAAMCo in November 2004. Mr. Voege holds the CFA designation.
Information about the Subadvisers
The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth herein. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.
SAAMCo compensates the various subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a subadviser without shareholder approval.
A discussion regarding the basis for the Board’s approval of subadvisory agreements for the Portfolios is available in the Trust’s Annual Report to shareholders for the period ended March 31, 2011.
BofA Advisors, LLC, formerly, Columbia Management Advisors, LLC (BofA Advisors) is located at 100 Federal Street, Boston, MA 02110. BofA Advisors acts as investment manager for individuals, corporations, private investment companies and financial institutions. BofA Advisors is registered as an investment advisor with the SEC and is an indirect, wholly-owned subsidiary of Bank of America Corporation. As of March 31, 2011, BofA Advisors had approximately $83.5 billion in assets under management.
The Cash Management Portfolio is managed by Dale R. Albright, CFA, Michelle M. Moller and Karyn Corridan, CFA. Mr. Albright, Director and Head of Portfolio Management, has been with BofA Advisors or its predecessor as an investment professional since 2008. Prior to joining BofA Advisors, Mr. Albright was a portfolio manager for Morgan Stanley Investment Management from 1990 to 2008. Ms. Moller, Director and Senior Portfolio Manager, has been with BofA
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Management
Advisors or its predecessor as an investment professional since 2000. Ms. Corridan, Vice President and Portfolio Manager, has been with BofA Advisors or its predecessor as an investment professional since 2000.
ClearBridge Advisors, LLC (ClearBridge), located at 620 Eighth Avenue, New York, New York 10018, is a wholly owned subsidiary of Legg Mason, Inc. (Legg Mason). Legg Mason, whose principal address is 100 International Drive, Baltimore, Maryland 21202, is a global management company. As of March 31, 2011, ClearBridge had approximately $58.9 billion in assets under management.
The Small Cap Portfolio is managed by Peter J. Hable, as lead portfolio manager and he is assisted by Mark Bourguignon, Marina Chinn, CFA, Mark Feasey, CFA and Michael Kang. Mr. Hable is a Managing Director at ClearBridge and a member of the ClearBridge Advisors Management Committee. He has been with the firm (or its predecessors) since 1983. Mr. Bourguignon joined ClearBridge (or its predecessors) in 2003 and has 14 years of investment industry experience. Ms. Chinn joined ClearBridge (or its predecessors) in 2005 and has 10 years of investment industry experience. Mr. Feasey joined ClearBridge (or its predecessors) in 2005 and has 15 years of investment industry experience. Mr. Kang joined ClearBridge (or its predecessors) in 2004 and has 13 years of investment industry experience.
Goldman Sachs Asset Management, L.P. (GSAM) is located at 200 West Street, New York, New York 10282. GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of March 31, 2011, GSAM, including its investment advisory affiliates, had assets under management of $714.6 billion.
The Large Cap Growth Portfolio is managed by Steven M. Barry, Joseph B. Hudepohl, CFA and Timothy M. Leahy, CFA. Mr. Barry, Managing Director, Chief Investment Officer - Fundamental Equity, and Co-Chief Investment Officer - Growth Equity, joined GSAM as a portfolio manager in 1999. Mr. Hudepohl, Managing Director and Portfolio Manager - Strategic Growth, joined GSAM as a portfolio manager in 1999. Mr. Leahy, Managing Director and Portfolio Manager - Strategic Growth, joined GSAM as a portfolio manager in 2005.
The Mid Cap Value Portfolio is managed by Andrew Braun, Sean Gallagher and Dolores Bamford, CFA. Mr. Braun, Managing Director, Co-Chief Investment Officer, Value Equity and Portfolio Manager, joined GSAM in 1993. Mr. Gallagher, Managing Director, Co-Chief Investment Officer, Value Equity and Portfolio Manager, joined GSAM in 2000 and became a portfolio manager in December 2001. Ms. Bamford, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in 2002.
Ibbotson Associates Advisors, LLC. (Ibbotson) is a wholly owned subsidiary of Ibbotson Associates, Inc. Ibbotson has principal offices at 22 W. Washington Street, Chicago, Illinois 60602. Ibbotson provides subadvisory services to financial service firms. As of March 31, 2011, Ibbotson had approximately $2.8 billion in assets under management.
The Managed Allocation Portfolios are managed by Peng Chen, Ph.D., CFA, Carrie Scherkenbach, and Scott Wentsel, CFA, CFP. Mr. Chen has served as president of Ibbotson since September 2006 and served as Chief Investment Officer from 2004 to 2008. He also was Director of Research from 2000 to 2004 and joined the firm in 1997. Ms. Scherkenbach has been with Ibbotson since 1999. Scott Wentsel joined Ibbotson as a senior portfolio manager in 2005.
Janus Capital Management LLC (Janus) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or subadviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus is a direct subsidiary of Janus Capital Group, Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. As of March 31, 2011, JCGI had approximately $173.5 billion in assets under management.
The Growth Component of the Multi-Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio is managed by Ron Sachs, CFA. Mr. Sachs has managed the Growth Component of the Multi-Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio since January 2008. Mr. Sachs joined Janus in 1996 as a research analyst, and has acted as portfolio manager of other Janus-advised mutual funds since June 2000. Mr. Sachs is also a portfolio manager of other Janus accounts. Mr. Sachs holds the Chartered Financial Analyst Designation.
The International Equity Portfolio is managed by Julian McManus, Guy Scott, CFA, and Carmel Wellso. Mr. McManus is Co-Portfolio Manager of the Portfolio, which he has co-managed since June 2010. He joined Janus in 2004 as an equity research analyst. Mr. Scott is Co-Portfolio Manager of the Portfolio, which he has co-managed since June 2010. He joined Janus in September 2007 as a research analyst. Prior to joining Janus, he was an international equity research analyst with Artisan Partners from 2002 to 2007. He holds the Chartered Financial Analyst designation. Ms. Wellso is Co-Portfolio Manager of the Portfolio, which she has co-managed since June 2010. She joined Janus in 2008 as a research analyst. Prior to joining Janus, she was a partner at Standard Pacific Capital from 2005 to 2008.
J.P. Morgan Investment Management Inc. (JP Morgan) is a Delaware corporation and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. JP Morgan is located at
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Management
270 Park Avenue, New York, New York 10017. JP Morgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2011, JP Morgan together with its affiliated companies had approximately $1.3 trillion in assets under management.
The Focus Value Portfolio is managed by Jonathan K.L. Simon. Mr. Simon, managing director, is a portfolio manager in the U.S. Equity Value Group. An employee since 1980, He manages the JPMorgan Mid Cap Value Fund, the JPMorgan Value Advantage Fund, and the JPMorgan Fund U.S. Value Fund. In addition, he is a portfolio manager of the JPMorgan Growth and Income Fund and the JPMorgan Equity Income Fund. Mr. Simon joined the firm as an analyst in the London office, transferred to New York in 1983 and became a portfolio manager in 1987. He has held numerous key positions in the firm, including president of Robert Fleming’s U.S. asset management operations and chief investment officer of U.S. Value Equity.
Lord, Abbett & Co. LLC. (Lord Abbett) is located at 90 Hudson Street, Jersey City, New Jersey 07302, and has been an investment manager since 1929. Lord Abbett provides similar services to a family of mutual funds consisting of 55 portfolios having various investment objectives and also advises other investment clients. As of March 31, 2011, Lord Abbett had approximately $110.3 billion in assets under management.
The team that manages Lord Abbett’s equity sleeve of the Balanced Component of each Multi-Managed Portfolio is headed by Daniel H. Frascarelli, Partner and Director. Mr. Frascarelli joined Lord Abbett in 1990 and has been a team member since 2005. Mr. Frascarelli has served as a portfolio manager for several other investment strategies since 1993. Assisting Mr. Frascarelli is Randy M. Reynolds, Portfolio Manager. Mr. Reynolds joined the team in 2005 after having started with Lord Abbett in 1999. Mr. Reynolds has served as a quantitative and research analyst for several investment strategies. Messrs. Frascarelli and Reynolds are jointly and primarily responsible for the day-to-day management of each sleeve.
The team that manages Lord Abbett’s sleeve of the Mid Cap Value Portfolio is headed by Robert P. Fetch, Partner and Director. Mr. Fetch joined Lord Abbett in 1995 and established Lord Abbett’s micro cap, small cap, small-mid cap and multi cap value investment strategies. Mr. Fetch has been a portfolio manager of the Fund since 2009. Assisting Mr. Fetch is Jeff Diamond, Portfolio Manager, who joined Lord Abbett in 2007 and has been a portfolio manager of the Fund since 2008. Mr. Diamond was formerly a Managing Director at Axia Capital Management, LLC (2004-2006). Messrs. Fetch and Diamond are jointly and primarily responsible for the day-to-day management of Lord Abbett’s sleeve of the Portfolio.
The team that manages Lord Abbett’s sleeve of the International Equity Portfolio is headed by Harold E. Sharon, Partner and Director, and Vincent J. McBride, Partner and Director. Messrs. Sharon and McBride are jointly and primarily responsible for the day-to-day management of Lord Abbett’s sleeve of the Portfolio. Mr. Sharon joined Lord Abbett in 2003 and has been a member of the team since the Portfolio’s inception. Mr. McBride joined Lord Abbett in 2003 and has been a member of the team since the Portfolio’s inception.
Marsico Capital Management, LLC (Marsico) Marsico, located at 1200 17th Street, Suite 1600, Denver, CO 80202, is an independent, employee-owned, registered investment adviser. Marsico was organized in September 1997 as a Delaware limited liability company and provides investment management services to mutual funds and private accounts. As of March 31, 2011, Marsico had approximately $51.7 billion under management.
Thomas F. Marsico is the Chief Investment Officer of Marsico and manages a sleeve of the Focus Growth Portfolio. Mr. Marsico has over 30 years of experience in the investment management field as a securities analyst and a portfolio manager.
Northern Trust Investments, Inc. (NTI), 50 South LaSalle Street, Chicago, Illinois 60603, formerly known and conducting business as Northern Trust Investments, N.A., an indirect subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. As of March 31, 2011, Northern Trust Corporation, through its subsidiaries, had assets under custody of $4.4 trillion, and assets under investment management of $662.2 billion.
The Focus Value Portfolio is managed by Stephen G. Atkins. Mr. Atkins joined Northern Trust in 1998 and during the past five years has managed various equity portfolios, including mutual funds. Mr. Atkins currently serves as Vice President and Senior Portfolio Manager.
PineBridge Investments LLC (PineBridge) is a Delaware limited liability company and is located at 399 Park Avenue, New York, New York 10022. PineBridge is an indirect subsidiary of Bridge Partners, L.P., a company owned by Pacific Century Group, an Asia-based private investment group. Pacific Century Group is majority owned by Mr. Li Tzar Kai, Richard. As of March 31, 2011, PineBridge managed approximately $80.85 billion in assets.
The fixed income portion of the Balanced Component of the Multi-Managed Portfolios is managed by a team including John
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Management
Yovanovic and Tim Lindvall. Mr. Yovanovic is Managing Director and Head of High Yield Portfolio Management for PineBridge. Mr. Yovanovic joined PineBridge with the acquisition of American General Investment Management, L.P. in 2001. Mr. Lindvall is Managing Director and Portfolio Manager for PineBridge. Mr. Lindvall joined PineBridge in 2002. Messrs. Yovanovic and Lindvall are CFA charterholders.
An actively-managed portion of the Diversified Fixed Income Portfolio is managed by Messrs. Yovanovic, Lindvall, John Dunlevy, Mr. Vanden Assem and Mr. Rajeev Mittal. Mr. Dunlevy, Managing Director and Portfolio Manager, joined PineBridge in 2007. In his current role, he focuses on asset-backed and non-agency mortgage-backed securities (“MBS”). Prior to joining PineBridge, Mr. Dunlevy was a senior member of the securitized products portfolio team with Merrill Lynch, Beacon Funds, Hyperion Capital Management, and TIAA-CREF. Mr. Mittal, Managing Director and Head of Emerging Markets and International Fixed Income, joined PineBridge in 1992. He is currently responsible for all aspects of portfolio management, research and trading of emerging market strategies. Mr. Vanden Assem, Managing Director and Head of Investment Grade Fixed Income, joined PineBridge in 2001. He is currently responsible for the portfolio management of high grade total rate of return portfolios and long/short portfolios. Please see above for Messrs. Yovanovic and Lindvall’s biographies.
A passively managed portion of the Diversified Fixed Income Portfolio is managed by Michael J. Kelly and Timothy Campion. Mr. Kelly, Managing Director, Global Head of Asset Allocation & Structured Equities, joined PineBridge in 1999. In his current role, Mr. Kelly is responsible for the development and management of structured equity products worldwide and the expansion of PineBridge’s capabilities for institutional pension fund advisory and retail orientated asset allocation vehicles. Mr. Campion, Vice President and Portfolio Manager, joined PineBridge in 1999.
A portion of the International Equity Portfolio is managed by Lan Cai, Michael Kelly and Timothy Campion. Ms. Cai joined PineBridge in 2000 and serves as Head Portfolio Manager, responsible for managing merger arbitrage portfolios, index plus funds, research enhanced portfolios, tax efficient equity income portfolios and long/short equity portfolios. Ms. Cai is a CFA charterholder. Please see above for Messrs. Kelly and Campion’s biographies.
Putnam Investment Management, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2011, Putnam had approximately $127 billion in assets under management.
The Asset Allocation: Diversified Growth Portfolio is managed by Jeffrey L. Knight. Robert J. Kea, Robert J. Schoen, James A. Fetch and Jason R. Vaillancourt. Mr. Knight is Head of Global Asset Allocation. He joined Putnam in 1993 and has been in the investment industry since 1987. Mr. Kea is a Portfolio Manager in the Global Asset Allocation Group. Mr. Kea has been in the investment industry since 1988. Mr. Schoen is a Portfolio Manager in the Global Asset Allocation Group. Mr. Schoen, who joined Putnam in 1997, has been in the investment industry since 1990. Mr. Fetch is a Portfolio Manager in the Global Asset Allocation Group. Mr. Fetch joined the Global Asset Allocation Group as an Investment Associate in 1996 and has been in the investment industry since he joined Putnam in 1994. Mr. Vaillancourt is a Portfolio Manager in the Global Asset Allocation Group. Mr. Vaillancourt, who joined Putnam in 2000, has been in the investment industry since 1993. Messrs. Knight, Kea and Vaillancourt are CFA charterholders.
T. Rowe Price Associates, Inc. (T. Rowe Price) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2011, T. Rowe Price had approximately $509.9 billion in assets under management.
The Stock Portfolio is managed by P. Robert Bartolo, CFA, CPA. Mr. Bartolo serves as Investment Advisory Committee Chairman and Vice President. He joined T. Rowe Price in 2002 and has been managing investments since 1997.
The Large Cap Value Portfolio is managed by Brian C. Rogers, CFA, CIC. Mr. Rogers joined T. Rowe Price’s Equity Research Division in 1982 and has been managing investments since 1979. Mr. Rogers currently serves as the Chairman of the Board and Chief Investment Officer of T. Rowe Price Group, Inc., and is the Portfolio’s Investment Advisory Committee Chairman.
The Mid Cap Growth Portfolio is managed by Donald J. Easley, CFA and Donald J. Peters. Mr. Easley and Mr. Peters serve as Investment Advisory Committee Co-chairmen and Vice Presidents. Mr. Easley joined T. Rowe Price in 2000 and his investment experience dates from 1999. Mr. Peters has been a portfolio manager and quantitative investment analyst for T. Rowe Price’s Equity Research Division since joining the firm in 1993 and his investment management experience dates from 1986.
Third Avenue Management LLC. (Third Avenue) is located at 622 Third Avenue, New York, New York 10017. Third Avenue or its predecessor has been an investment adviser and manager for mutual funds since its organization in 1986. Third Avenue also serves as investment adviser for separately managed accounts for private and institutional clients. As of March 31, 2011, Third Avenue had approximately $16.1 billion in assets under management.
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Management
The Focus Value Portfolio is managed by Ian Lapey and Kathleen Crawford. Mr. Lapey joined Third Avenue in 2001 and is co-manager of the flagship Third Avenue Value Fund. A senior member of Third Avenue’s investment team, he also manages Third Avenue’s value and small-cap sub-advised portfolios and the Third Avenue Value Fund UCITS for offshore investors. Ms. Crawford, Assistant Portfolio Manager, is a research analyst for Third Avenue. She joined the firm in 2003. Ms. Crawford is an assistant portfolio manager for Third Avenue’s value and small-cap sub-advised accounts.
Wellington Management Company, LLP (Wellington Management) is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02110. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2011, Wellington Management had investment management authority with respect to approximately $663 billion in assets.
The Fixed Income Component of the Multi-Managed Portfolios is managed by Campe Goodman, CFA, Lucius T. Hill, III, Christopher A. Jones, CFA, Scott I. St. John, CFA, and Joseph F. Marvan, CFA. Mr. Goodman, Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000. Mr. Hill, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1993. Mr. Jones, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1994. Mr. St. John, Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003. Mr. Marvan, Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003.
The Diversified Fixed Income Portfolio is managed by Scott I. St. John, CFA and Lucius T. Hill, III. Please see above for the biographies of Messrs. St. John and Hill.
The Large Cap Value Portfolio is managed by Ian R. Link, CFA. Mr. Link, Director and Equity Portfolio Manager affiliated with Wellington Management, joined the firm as an investment professional in 2006.
The Mid Cap Growth Portfolio is managed by Stephen C. Mortimer and Michael T. Carmen. Mr. Mortimer, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Carmen, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1999.
The Real Return Portfolio is managed by Lindsay Politi, Vice President and Fixed Income Portfolio Manager of Wellington Management, who joined the firm as an investment professional in 2000. Anthony H. Small, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Real Return Portfolio since 2011. Mr. Small joined Wellington Management in 2004 and became an investment professional in 2005.
Custodian, Transfer and Dividend Paying Agent
State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust’s assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.
Seasons Series Trust

Account Information
Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies, affiliated with SAAMCo, the Trust’s investment adviser and manager. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.
You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the Variable Contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the Variable Contracts, which accompanies this Prospectus.
The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the life insurance companies. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.
Service Fees
Class 2 and Class 3 shares of each Portfolio, except the Managed Allocation Portfolios, are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares.
The service fees will be used to compensate the life insurance companies for costs associated with servicing such class of shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these service fees are paid out of each Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Shares of each Managed Allocation Portfolio are not subject to a Rule 12b-1 plan. However, the Class 3 shares of the Underlying Portfolios in which the Managed Allocation Portfolios are invested are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of the Underlying Portfolios’ Class 3 shares. Because the cost of these service fees are borne indirectly by the Class 3 shares of each Managed Allocation Portfolio on an ongoing basis, over time, these fees will increase the cost of your investment in the Managed Allocation Portfolios and may cost you more than paying other types of sales charges.
Transaction Policies
Valuation of shares. The net asset value per share (“NAV”) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust’s Board, the market quotations are determined to be unreliable.
Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved and periodically revised by the Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale, on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to
Seasons Series Trust

Account Information
reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange.
A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of the Class 2 or Class 3 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.
Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios’ shares may change on days when the Trust is not open for purchases or redemptions.
Buy and sell prices. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.
Execution of requests. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.
During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.
Frequent Purchases and Redemptions of Shares
The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios.
The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.
The Trust believes that market timing activity is not in the best interest of its Portfolios’ performance or their participants. Market timing can disrupt the ability of a manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.
Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing.
Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies — Valuation of Shares”).
Shares of the Portfolios are generally held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the Separate Accounts to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above.
Seasons Series Trust

Account Information
The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.
Any restrictions or limitations imposed by the Separate Account may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.
Payments in Connection with Distribution
Certain affiliated life insurance companies receive financial support from SAAMCo and certain subadvisers for distribution-related activities, including payments to help offset costs for training to support sales of the Portfolios, as well as, occasional gifts, entertainment or other compensation as incentives. Payments may be derived from investment management fees received by the adviser or subadvisers.
Portfolio Holdings
The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.
Dividend Policies and Taxes
Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.
Distribution Reinvestment. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid. The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.
Taxability of a Portfolio. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to U.S. federal income tax on the earnings that it distributes to its shareholders.
The Portfolios which receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the life insurance companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the life insurance companies will not be passed to you or the Portfolios.
Each Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If a Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Variable Contracts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for U.S. federal income tax purposes, and income and gains earned inside the Variable Contracts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified in the future.
Seasons Series Trust

 Financial Highlights

The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios’ financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. Class 1, Class 2 and/or Class 3 shares are not offered in all Portfolios. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s Annual Report to shareholders, which is available upon request.

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net		Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(3)		net assets(3)		turnover

Multi-Managed Growth Portfolio Class 1
03/31/07	$13.13	$0.17	$0.81	$0.98	$(0.11)	$—	$—	$(0.11)	$14.00	7.52%	$36,033	1.07	%(1)	1.30	%(1)	154%
03/31/08	14.00	0.16	0.29	0.45	(0.27)	—	—	(0.27)	14.18	3.08 (2)	27,029	1.12		1.07		117
03/31/09	14.18	0.15	(3.95)	(3.80)	(0.20)	—	—	(0.20)	10.18	(26.72)	14,674	1.15		1.16		224
03/31/10	10.18	0.11	4.46	4.57	(0.25)	—	—	(0.25)	14.50	45.00	16,109	1.20		0.87		101
03/31/11	14.50	0.11	1.61	1.72	(0.12)	—	—	(0.12)	16.10	11.89	14,861	1.24		0.72		90

Multi-Managed Growth Portfolio Class 2
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	—	(0.10)	13.97	7.39	82,496	1.21	(1)	1.15	(1)	154
03/31/08	13.97	0.14	0.28	0.42	(0.25)	—	—	(0.25)	14.14	2.88 (2)	67,550	1.27		0.92		117
03/31/09	14.14	0.13	(3.93)	(3.80)	(0.18)	—	—	(0.18)	10.16	(26.82)	33,168	1.30		1.01		224
03/31/10	10.16	0.09	4.46	4.55	(0.23)	—	—	(0.23)	14.48	44.89	38,021	1.35		0.71		101
03/31/11	14.48	0.09	1.59	1.68	(0.09)	—	—	(0.09)	16.07	11.64	32,548	1.39		0.57		90

Multi-Managed Growth Portfolio Class 3
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	—	(0.08)	13.95	7.22	38,045	1.31	(1)	1.06	(1)	154
03/31/08	13.95	0.12	0.28	0.40	(0.23)	—	—	(0.23)	14.12	2.80 (2)	48,223	1.38		0.82		117
03/31/09	14.12	0.12	(3.92)	(3.80)	(0.17)	—	—	(0.17)	10.15	(26.89)	30,240	1.40		0.92		224
03/31/10	10.15	0.08	4.45	4.53	(0.22)	—	—	(0.22)	14.46	44.71	39,937	1.45		0.61		101
03/31/11	14.46	0.07	1.59	1.66	(0.08)	—	—	(0.08)	16.04	11.51	39,232	1.49		0.47		90

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Gross custody credits of 0.01%

(2)	The Portfolio’s performance was increased by less than 0.12% from a reimbursement by an affiliate.

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

Multi-Managed Growth Portfolio Class 1	0.02%	0.01%	0.01%	0.00%	0.01%
Multi-Managed Growth Portfolio Class 2	0.02	0.01	0.01	0.00	0.01
Multi-Managed Growth Portfolio Class 3	0.02	0.01	0.01	0.00	0.01

92	Seasons Series Trust

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net		Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(3)		net assets(3)		turnover

Multi-Managed Moderate Growth Portfolio Class 1
03/31/07	$13.06	$0.27	$0.70	$0.97	$(0.21)	$—	$—	$(0.21)	$13.82	7.43%	$44,695	0.96	%(1)	2.02	%(1)	169%
03/31/08	13.82	0.29	0.05	0.34	(0.35)	(0.22)	—	(0.57)	13.59	2.27 (2)	33,470	1.00		1.98		131
03/31/09	13.59	0.26	(3.22)	(2.96)	(0.37)	(0.36)	—	(0.73)	9.90	(21.59)	18,161	1.01		2.10		210
03/31/10	9.90	0.21	3.65	3.86	(0.41)	—	—	(0.41)	13.35	39.22	20,298	1.04		1.69		97
03/31/11	13.35	0.19	1.16	1.35	(0.25)	—	—	(0.25)	14.45	10.19	18,213	1.06		1.37		90

Multi-Managed Moderate Growth Portfolio Class 2
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	—	(0.19)	13.78	7.22	183,279	1.11	(1)	1.87	(1)	169
03/31/08	13.78	0.26	0.07	0.33	(0.33)	(0.22)	—	(0.55)	13.56	2.22 (2)	153,903	1.15		1.83		131
03/31/09	13.56	0.24	(3.23)	(2.99)	(0.34)	(0.36)	—	(0.70)	9.87	(21.81)	79,325	1.16		1.94		210
03/31/10	9.87	0.19	3.64	3.83	(0.39)	—	—	(0.39)	13.31	39.04	93,527	1.19		1.54		97
03/31/11	13.31	0.17	1.17	1.34	(0.23)	—	—	(0.23)	14.42	10.10	75,501	1.21		1.22		90

Multi-Managed Moderate Growth Portfolio Class 3
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	—	(0.17)	13.77	7.13	74,571	1.21	(1)	1.77	(1)	169
03/31/08	13.77	0.24	0.07	0.31	(0.32)	(0.22)	—	(0.54)	13.54	2.05 (2)	79,732	1.25		1.73		131
03/31/09	13.54	0.22	(3.21)	(2.99)	(0.33)	(0.36)	—	(0.69)	9.86	(21.87)	52,139	1.26		1.85		210
03/31/10	9.86	0.18	3.64	3.82	(0.38)	—	—	(0.38)	13.30	38.96	66,236	1.29		1.43		97
03/31/11	13.30	0.15	1.16	1.31	(0.22)	—	—	(0.22)	14.39	9.88	65,288	1.31		1.11		90

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Gross custody credits of 0.01%

(2)	The Portfolio’s performance was increased by less than 0.14% from a reimbursement by an affiliate.

(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

Multi-Managed Moderate Growth Portfolio Class 1	0.02%	0.01%	0.01%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.02	0.01	0.01	0.00	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.02	0.01	0.01	0.00	0.00

93	Seasons Series Trust

 Financial Highlights

			Net		Dividends								Ratio of
			realized &		declared	Dividends			Net		Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(1)	net assets(1)	turnover

Multi-Managed Income/Equity Portfolio Class 1
03/31/07	$12.47	$0.41	$0.40	$0.81	$(0.37)	$—	$—	$(0.37)	$12.91	6.51%	$32,657	0.93%	3.22%	147%
03/31/08	12.91	0.44	0.35	0.79	(0.51)	(0.20)	—	(0.71)	12.99	6.05	26,330	0.97	3.30	109
03/31/09	12.99	0.43	(2.30)	(1.87)	(0.62)	(0.60)	—	(1.22)	9.90	(14.12)	15,643	0.99	3.57	110
03/31/10	9.90	0.38	2.53	2.91	(0.67)	(0.07)	—	(0.74)	12.07	29.76	16,530	1.02	3.25	54
03/31/11	12.07	0.31	0.55	0.86	(0.41)	—	—	(0.41)	12.52	7.19	14,049	1.04	2.47	70

Multi-Managed Income/Equity Portfolio Class 2
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	—	(0.35)	12.88	6.37	147,663	1.08	3.08	147
03/31/08	12.88	0.42	0.35	0.77	(0.49)	(0.20)	—	(0.69)	12.96	5.91	125,367	1.12	3.15	109
03/31/09	12.96	0.41	(2.29)	(1.88)	(0.60)	(0.60)	—	(1.20)	9.88	(14.23)	67,097	1.14	3.42	110
03/31/10	9.88	0.36	2.53	2.89	(0.66)	(0.07)	—	(0.73)	12.04	29.53	74,536	1.17	3.10	54
03/31/11	12.04	0.29	0.55	0.84	(0.39)	—	—	(0.39)	12.49	7.02	64,537	1.20	2.32	70

Multi-Managed Income/Equity Portfolio Class 3
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	—	(0.34)	12.87	6.27	57,357	1.18	2.98	147
03/31/08	12.87	0.40	0.35	0.75	(0.48)	(0.20)	—	(0.68)	12.94	5.74	55,982	1.22	3.05	109
03/31/09	12.94	0.40	(2.30)	(1.90)	(0.58)	(0.60)	—	(1.18)	9.86	(14.37)	34,030	1.24	3.33	110
03/31/10	9.86	0.35	2.52	2.87	(0.64)	(0.07)	—	(0.71)	12.02	29.46	43,187	1.27	2.99	54
03/31/11	12.02	0.27	0.56	0.83	(0.38)	—	—	(0.38)	12.47	6.95	40,736	1.30	2.21	70

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

94	Seasons Series Trust

 Financial Highlights

			Net		Dividends								Ratio of
			realized &		declared	Dividends			Net		Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(1)	net assets(1)	turnover

Multi-Managed Income Portfolio Class 1
03/31/07	$12.14	$0.48	$0.27	$0.75	$(0.47)	$(0.16)	$—	$(0.63)	$12.26	6.27%	$26,024	0.93%	3.85%	166%
03/31/08	12.26	0.50	0.13	0.63	(0.59)	(0.03)	—	(0.62)	12.27	5.17	21,103	0.98	3.94	121
03/31/09	12.27	0.49	(1.49)	(1.00)	(0.65)	(0.32)	—	(0.97)	10.30	(7.88)	12,585	0.99	4.22	123
03/31/10	10.30	0.45	2.07	2.52	(0.64)	(0.02)	—	(0.66)	12.16	24.67	15,061	1.03	3.86	45
03/31/11	12.16	0.35	0.36	0.71	(0.37)	—	—	(0.37)	12.50	5.87	13,524	1.05	2.81	74

Multi-Managed Income Portfolio Class 2
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	—	(0.61)	12.23	6.04	101,778	1.07	3.71	166
03/31/08	12.23	0.47	0.14	0.61	(0.57)	(0.03)	—	(0.60)	12.24	5.03	89,971	1.13	3.79	121
03/31/09	12.24	0.48	(1.49)	(1.01)	(0.63)	(0.32)	—	(0.95)	10.28	(7.98)	51,085	1.14	4.07	123
03/31/10	10.28	0.43	2.07	2.50	(0.63)	(0.02)	—	(0.65)	12.13	24.45	59,005	1.18	3.70	45
03/31/11	12.13	0.33	0.36	0.69	(0.35)	—	—	(0.35)	12.47	5.72	51,560	1.20	2.65	74

Multi-Managed Income Portfolio Class 3
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	—	(0.60)	12.22	5.94	32,909	1.17	3.61	166
03/31/08	12.22	0.46	0.14	0.60	(0.56)	(0.03)	—	(0.59)	12.23	4.93	36,395	1.23	3.69	121
03/31/09	12.23	0.46	(1.49)	(1.03)	(0.61)	(0.32)	—	(0.93)	10.27	(8.09)	26,657	1.24	3.98	123
03/31/10	10.27	0.42	2.07	2.49	(0.62)	(0.02)	—	(0.64)	12.12	24.36	33,118	1.28	3.60	45
03/31/11	12.12	0.31	0.36	0.67	(0.34)	—	—	(0.34)	12.45	5.56	33,572	1.30	2.55	74

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

95	Seasons Series Trust

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net			Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset			Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value			end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total		period	average net	average net	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	assets(1)(2)	assets(1)(2)	turnover

Asset Allocation: Diversified Growth Portfolio Class 1
03/31/07	$12.69	$0.24	$1.43	$1.67	$(0.25)	$(0.19)	$—	$(0.44)	$13.92	13.28%		$63,929	0.94%	1.80%	84%
03/31/08	13.92	0.27	(0.88)	(0.61)	(0.28)	(1.10)	—	(1.38)	11.93	(5.30	)(3)	49,155	0.93	1.93	92
03/31/09	11.93	0.21	(4.16)	(3.95)	(0.64)	(1.02)	—	(1.66)	6.32	(33.40)		27,653	1.00	2.16	206
03/31/10	6.32	0.14	2.79	2.93	(0.07)	—	—	(0.07)	9.18	46.38		31,180	1.06	1.72	123
03/31/11	9.18	0.16	1.10	1.26	(0.30)	—	—	(0.30)	10.14	13.94		27,916	1.03	1.70	94

Asset Allocation: Diversified Growth Portfolio Class 2
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	—	(0.42)	13.89	13.07		233,703	1.09	1.64	84
03/31/08	13.89	0.24	(0.87)	(0.63)	(0.26)	(1.10)	—	(1.36)	11.90	(5.45	)(3)	197,075	1.08	1.77	92
03/31/09	11.90	0.19	(4.14)	(3.95)	(0.62)	(1.02)	—	(1.64)	6.31	(33.51)		103,279	1.15	2.01	206
03/31/10	6.31	0.13	2.78	2.91	(0.05)	—	—	(0.05)	9.17	46.21		120,406	1.21	1.55	123
03/31/11	9.17	0.15	1.08	1.23	(0.28)	—	—	(0.28)	10.12	13.65		102,159	1.18	1.55	94

Asset Allocation: Diversified Growth Portfolio Class 3
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	—	(0.41)	13.87	13.00		92,562	1.19	1.53	84
03/31/08	13.87	0.23	(0.87)	(0.64)	(0.25)	(1.10)	—	(1.35)	11.88	(5.54	)(3)	100,281	1.18	1.66	92
03/31/09	11.88	0.18	(4.12)	(3.94)	(0.61)	(1.02)	—	(1.63)	6.31	(33.48)		64,707	1.26	1.89	206
03/31/10	6.31	0.11	2.77	2.88	(0.04)	—	—	(0.04)	9.15	45.74		83,804	1.31	1.39	123
03/31/11	9.15	0.13	1.11	1.24	(0.28)	—	—	(0.28)	10.11	13.71		82,330	1.28	1.44	94

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

Asset Allocation: Diversified Growth Portfolio Class 1	0.02%	0.00%	0.01%	0.01%	0.01%
Asset Allocation: Diversified Growth Portfolio Class 2	0.02	0.00	0.01	0.01	0.01
Asset Allocation: Diversified Growth Portfolio Class 3	0.02	0.00	0.01	0.01	0.01

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

96	Seasons Series Trust

 Financial Highlights

			Net		Dividends								Ratio of
			realized &		declared	Dividends			Net		Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(1)	net assets(1)	turnover

Stock Portfolio Class 1
03/31/07	$17.62	$0.06	$1.70	$1.76	$(0.05)	$(1.17)	$—	$(1.22)	$18.16	10.14%	$52,206	0.93%	0.32%	39%
03/31/08	18.16	0.04	(0.60)	(0.56)	(0.07)	(1.49)	—	(1.56)	16.04	(4.20)	40,425	0.95	0.23	58
03/31/09	16.04	0.04	(5.54)	(5.50)	(0.04)	(1.49)	—	(1.53)	9.01	(33.88)	22,607	0.95	0.27	52
03/31/10	9.01	(0.01)	4.35	4.34	(0.03)	—	—	(0.03)	13.32	48.21	25,427	0.96	(0.07)	52
03/31/11	13.32	(0.03)	2.37	2.34	—	—	—	—	15.66	17.57	22,716	0.96	(0.20)	37

Stock Portfolio Class 2
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	—	(1.20)	18.03	9.94	185,413	1.08	0.18	39
03/31/08	18.03	0.01	(0.59)	(0.58)	(0.05)	(1.49)	—	(1.54)	15.91	(4.37)	157,580	1.10	0.08	58
03/31/09	15.91	0.02	(5.49)	(5.47)	(0.01)	(1.49)	—	(1.50)	8.94	(33.97)	81,944	1.11	0.12	52
03/31/10	8.94	(0.02)	4.31	4.29	(0.01)	—	—	(0.01)	13.22	48.02	95,679	1.11	(0.22)	52
03/31/11	13.22	(0.05)	2.35	2.30	—	—	—	—	15.52	17.40	80,763	1.11	(0.35)	37

Stock Portfolio Class 3
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	—	(1.18)	17.98	9.81	74,581	1.18	0.08	39
03/31/08	17.98	(0.01)	(0.59)	(0.60)	(0.03)	(1.49)	—	(1.52)	15.86	(4.46)	82,341	1.21	(0.03)	58
03/31/09	15.86	0.00	(5.46)	(5.46)	—	(1.49)	—	(1.49)	8.91	(34.00)	52,723	1.21	0.02	52
03/31/10	8.91	(0.04)	4.30	4.26	(0.00)	—	—	(0.00)	13.17	47.82	68,615	1.21	(0.32)	52
03/31/11	13.17	(0.06)	2.33	2.27	—	—	—	—	15.44	17.24	67,066	1.21	(0.45)	37

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

97	Seasons Series Trust

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net		Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(2)		net assets(2)		turnover

Large Cap Growth Portfolio Class 1
03/31/07	$9.47	$0.03	$0.46	$0.49	$—	$—	$—	$—	$9.96	5.17%	$10,451	0.93	%(1)	0.34	%(1)	53%
03/31/08	9.96	0.02	0.39	0.41	(0.07)	(0.09)	—	(0.16)	10.21	3.96	8,166	0.90		0.18		60
03/31/09	10.21	0.01	(3.74)	(3.73)	—	(0.42)	—	(0.42)	6.06	(36.49)	3,801	0.92		0.16		54
03/31/10	6.06	0.03	2.97	3.00	—	—	—	—	9.06	49.50	4,730	0.91		0.33		45
03/31/11	9.06	0.05	0.99 (3)	1.04	(0.03)	—	—	(0.03)	10.07	11.45	5,452	0.90		0.52		29

Large Cap Growth Portfolio Class 2
03/31/07	9.40	0.02	0.46	0.48	—	—	—	—	9.88	5.11	94,990	1.08	(1)	0.19	(1)	53
03/31/08	9.88	0.00	0.38	0.38	(0.05)	(0.09)	—	(0.14)	10.12	3.76	81,642	1.05		0.03		60
03/31/09	10.12	0.00	(3.71)	(3.71)	—	(0.42)	—	(0.42)	5.99	(36.63)	37,914	1.07		0.01		54
03/31/10	5.99	0.01	2.95	2.96	—	—	—	—	8.95	49.42	50,226	1.06		0.18		45
03/31/11	8.95	0.03	0.96 (3)	0.99	(0.01)	—	—	(0.01)	9.93	11.12	56,822	1.05		0.38		29

Large Cap Growth Portfolio Class 3
03/31/07	9.38	0.01	0.45	0.46	—	—	—	—	9.84	4.90	140,327	1.18	(1)	0.11	(1)	53
03/31/08	9.84	(0.01)	0.39	0.38	(0.05)	(0.09)	—	(0.14)	10.08	3.69	168,979	1.15		(0.07)		60
03/31/09	10.08	(0.00)	(3.70)	(3.70)	—	(0.42)	—	(0.42)	5.96	(36.67)	143,136	1.17		(0.06)		54
03/31/10	5.96	0.01	2.92	2.93	—	—	—	—	8.89	49.16	218,545	1.16		0.08		45
03/31/11	8.89	0.02	0.96 (3)	0.98	(0.01)	—	—	(0.01)	9.86	10.99	243,321	1.15		0.18		29

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Gross custody credit of 0.01%

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

Large Cap Growth Portfolio Class 1	0.00%	0.01%	0.01%	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.01	0.01	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00

(3)	Includes the effect of a merger.

98	Seasons Series Trust

 Financial Highlights

			Net		Dividends								Ratio of
			realized &		declared	Dividends			Net		Net		net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of	investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to	income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net	average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(1)	net assets(1)	turnover

Large Cap Value Portfolio Class 1
03/31/07	$12.90	$0.20	$1.77	$1.97	$(0.13)	$(0.45)	$—	$(0.58)	$14.29	15.33%	$17,408	0.90%	1.47%	34%
03/31/08	14.29	0.24	(1.03)	(0.79)	(0.17)	(0.54)	—	(0.71)	12.79	(6.05)	13,278	0.89	1.64	37
03/31/09	12.79	0.25	(5.24)	(4.99)	(0.20)	(0.79)	—	(0.99)	6.81	(39.83)	5,654	0.89	2.34	56
03/31/10	6.81	0.15	3.71	3.86	(0.25)	—	—	(0.25)	10.42	57.01	5,999	0.89	1.63	47
03/31/11	10.42	0.16	1.37	1.53	(0.19)	—	—	(0.19)	11.76	14.89	5,894	0.89	1.47	43

Large Cap Value Portfolio Class 2
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	—	(0.56)	14.26	15.22	129,525	1.05	1.32	34
03/31/08	14.26	0.22	(1.04)	(0.82)	(0.14)	(0.54)	—	(0.68)	12.76	(6.20)	96,771	1.04	1.49	37
03/31/09	12.76	0.23	(5.22)	(4.99)	(0.18)	(0.79)	—	(0.97)	6.80	(39.92)	41,858	1.04	2.20	56
03/31/10	6.80	0.14	3.70	3.84	(0.24)	—	—	(0.24)	10.40	56.69	54,278	1.04	1.47	47
03/31/11	10.40	0.14	1.38	1.52	(0.18)	—	—	(0.18)	11.74	14.74	50,646	1.04	1.32	43

Large Cap Value Portfolio Class 3
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	—	(0.55)	14.24	15.06	189,817	1.15	1.23	34
03/31/08	14.24	0.20	(1.03)	(0.83)	(0.13)	(0.54)	—	(0.67)	12.74	(6.29)	253,167	1.14	1.42	37
03/31/09	12.74	0.22	(5.21)	(4.99)	(0.17)	(0.79)	—	(0.96)	6.79	(40.01)	196,450	1.14	2.18	56
03/31/10	6.79	0.13	3.70	3.83	(0.23)	—	—	(0.23)	10.39	56.63	257,747	1.14	1.37	47
03/31/11	10.39	0.13	1.37	1.50	(0.17)	—	—	(0.17)	11.72	14.57	271,347	1.14	1.21	43

Mid Cap Growth Portfolio Class 1
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	—	(1.03)	14.76	6.78	13,109	1.01	(0.23)	71
03/31/08	14.76	(0.04)	(0.10)	(0.14)	—	(1.41)	—	(1.41)	13.21	(2.17)	8,995	1.02	(0.27)	68
03/31/09	13.21	(0.02)	(5.05)	(5.07)	—	(1.70)	—	(1.70)	6.44	(38.07)	4,535	1.06	(0.20)	83
03/31/10	6.44	(0.01)	3.82	3.81	—	—	—	—	10.25	59.16	5,485	1.10	(0.14)	86
03/31/11	10.25	(0.03)	2.81	2.78	—	—	—	—	13.03	27.12	6,342	1.12	(0.23)	64

Mid Cap Growth Portfolio Class 2
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	—	(1.03)	14.60	6.55	92,566	1.16	(0.37)	71
03/31/08	14.60	(0.06)	(0.10)	(0.16)	—	(1.41)	—	(1.41)	13.03	(2.34)	74,517	1.17	(0.42)	68
03/31/09	13.03	(0.04)	(4.97)	(5.01)	—	(1.70)	—	(1.70)	6.32	(38.13)	32,613	1.21	(0.36)	83
03/31/10	6.32	(0.02)	3.74	3.72	—	—	—	—	10.04	58.86	41,985	1.25	(0.29)	86
03/31/11	10.04	(0.04)	2.75	2.71	—	—	—	—	12.75	26.99	41,667	1.27	(0.38)	64

Mid Cap Growth Portfolio Class 3
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	—	(1.03)	14.53	6.51	58,718	1.26	(0.46)	71
03/31/08	14.53	(0.08)	(0.09)	(0.17)	—	(1.41)	—	(1.41)	12.95	(2.42)	67,692	1.27	(0.51)	68
03/31/09	12.95	(0.05)	(4.94)	(4.99)	—	(1.70)	—	(1.70)	6.26	(38.23)	30,963	1.31	(0.45)	83
03/31/10	6.26	(0.03)	3.71	3.68	—	—	—	—	9.94	58.79	52,817	1.35	(0.38)	86
03/31/11	9.94	(0.05)	2.71	2.66	—	—	—	—	12.60	26.76	54,902	1.37	(0.48)	64

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.01	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.01	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00

99	Seasons Series Trust

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net		Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets		net assets		turnover

Mid Cap Value Portfolio Class 1
03/31/07	$19.24	$0.16	$2.59	$2.75	$(0.14)	$(1.89)	$—	$(2.03)	$19.96	14.73%	$16,234	0.97%		0.83%		46%
03/31/08	19.96	0.16	(2.65)	(2.49)	(0.15)	(1.79)	—	(1.94)	15.53	(13.50)	10,716	0.99	(2)	0.84	(2)	61
03/31/09	15.53	0.17	(6.19)	(6.02)	(0.17)	(1.85)	—	(2.02)	7.49	(39.41)	4,583	1.01	(2)	1.30	(2)	78
03/31/10	7.49	0.09	4.46	4.55	(0.17)	—	—	(0.17)	11.87	61.00	5,063	1.07	(2)	0.81	(2)	85
03/31/11	11.87	0.09	2.61	2.70	(0.10)	—	—	(0.10)	14.47	22.82	5,208	1.05	(2)	0.75	(2)	76

Mid Cap Value Portfolio Class 2
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	—	(2.00)	19.89	14.50	127,417	1.12		0.68		46
03/31/08	19.89	0.13	(2.64)	(2.51)	(0.12)	(1.79)	—	(1.91)	15.47	(13.64)	84,364	1.14	(2)	0.68	(2)	61
03/31/09	15.47	0.15	(6.16)	(6.01)	(0.14)	(1.85)	—	(1.99)	7.47	(39.48)	36,150	1.16	(2)	1.15	(2)	78
03/31/10	7.47	0.08	4.44	4.52	(0.15)	—	—	(0.15)	11.84	60.74	47,120	1.22	(2)	0.66	(2)	85
03/31/11	11.84	0.08	2.59	2.67	(0.08)	—	—	(0.08)	14.43	22.62	47,947	1.20	(2)	0.60	(2)	76

Mid Cap Value Portfolio Class 3
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	—	(1.98)	19.86	14.43	70,308	1.22		0.59		46
03/31/08	19.86	0.11	(2.64)	(2.53)	(0.10)	(1.79)	—	(1.89)	15.44	(13.75)	100,286	1.24	(2)	0.63	(2)	61
03/31/09	15.44	0.13	(6.14)	(6.01)	(0.12)	(1.85)	—	(1.97)	7.46	(39.54)	60,672	1.27	(2)	1.12	(2)	78
03/31/10	7.46	0.07	4.43	4.50	(0.14)	—	—	(0.14)	11.82	60.53	91,984	1.32	(2)	0.56	(2)	85
03/31/11	11.82	0.06	2.60	2.66	(0.07)	—	—	(0.07)	14.41	22.56	123,827	1.30	(2)	0.50	(2)	76

Small Cap Portfolio Class 1
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	—	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153
03/31/08	10.97	0.01	(1.71)	(1.70)	—	(0.78)	—	(0.78)	8.49	(16.33)	6,140	1.09	(2)	0.11	(2)	126
03/31/09	8.49	0.01	(3.13)	(3.12)	—	(0.35)	—	(0.35)	5.02	(36.89)	3,032	1.07	(2)	0.19	(2)	313
03/31/10	5.02	(0.00)	3.15	3.15	(0.01)	—	—	(0.01)	8.16	62.77	3,201	1.02	(2)	(0.19	)(2)	143
03/31/11	8.16	(0.00)	2.09	2.09	—	—	—	—	10.25	25.61	3,055	1.03	(2)	0.00	(2)	100

Small Cap Portfolio Class 2
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	—	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153
03/31/08	10.85	0.00	(1.68)	(1.68)	—	(0.78)	—	(0.78)	8.39	(16.33)	54,909	1.24	(2)	(0.04	)(2)	126
03/31/09	8.39	0.00	(3.09)	(3.09)	—	(0.35)	—	(0.35)	4.95	(36.97)	25,718	1.22	(2)	0.03	(2)	313
03/31/10	4.95	(0.01)	3.09	3.08	—	—	—	—	8.03	62.22	36,964	1.17	(2)	(0.34	)(2)	143
03/31/11	8.03	(0.01)	2.06	2.05	—	—	—	—	10.08	25.53	36,628	1.18	(2)	(0.15	)(2)	100

Small Cap Portfolio Class 3
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	—	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153
03/31/08	10.80	(0.01)	(1.68)	(1.69)	—	(0.78)	—	(0.78)	8.33	(16.50)	127,947	1.34	(2)	(0.12	)(2)	126
03/31/09	8.33	0.00	(3.07)	(3.07)	—	(0.35)	—	(0.35)	4.91	(37.00)	100,009	1.31	(2)	0.04	(2)	313
03/31/10	4.91	(0.02)	3.07	3.05	—	—	—	—	7.96	62.12	147,596	1.27	(2)	(0.44	)(2)	143
03/31/11	7.96	(0.02)	2.04	2.02	—	—	—	—	9.98	25.38	165,340	1.28	(2)	(0.25	)(2)	100

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/07

Small Cap Portfolio Class 1	0.03%
Small Cap Portfolio Class 2	0.03
Small Cap Portfolio Class 3	0.03

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

Mid Cap Value Class 1	—%	0.00%	0.01%	0.02%	0.01%
Mid Cap Value Class 2	—	0.00	0.01	0.02	0.01
Mid Cap Value Class 3	—	0.00	0.01	0.02	0.01
Small Cap Portfolio Class 1	0.03	0.02	0.02	0.00	0.01
Small Cap Portfolio Class 2	0.03	0.02	0.02	0.00	0.01
Small Cap Portfolio Class 3	0.03	0.02	0.02	0.00	0.01

100	Seasons Series Trust

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net		Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets		net assets		turnover

International Equity Portfolio Class 1
03/31/07	$10.53	$0.13	$1.70	$1.83	$(0.06)	$(0.39)	$—	$(0.45)	$11.91	17.67%	$14,765	1.29	%(1)(2)	1.16	%(1)(2)	80%
03/31/08	11.91	0.17	(0.58)	(0.41)	(0.11)	(0.71)	—	(0.82)	10.68	(4.33)	13,015	1.18	(2)	1.38	(2)	83
03/31/09	10.68	0.21	(5.04)	(4.83)	(0.21)	(0.67)	—	(0.88)	4.97	(45.96)	5,407	1.16	(2)	2.61	(2)	111
03/31/10	4.97	0.10	2.46	2.56	(0.13)	—	—	(0.13)	7.40	51.49	5,745	1.18	(2)	1.52	(2)	110
03/31/11	7.40	0.11	0.70	0.81	(0.12)	—	—	(0.12)	8.09	11.10	4,734	1.11	(2)	1.43	(2)	81

International Equity Portfolio Class 2
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	—	(0.44)	11.88	17.36	154,690	1.44	(1)(2)	1.01	(1)(2)	80
03/31/08	11.88	0.15	(0.57)	(0.42)	(0.09)	(0.71)	—	(0.80)	10.66	(4.37)	120,816	1.33	(2)	1.25	(2)	83
03/31/09	10.66	0.21	(5.04)	(4.83)	(0.19)	(0.67)	—	(0.86)	4.97	(46.01)	44,014	1.31	(2)	2.49	(2)	111
03/31/10	4.97	0.09	2.44	2.53	(0.11)	—	—	(0.11)	7.39	51.03	53,810	1.33	(2)	1.33	(2)	110
03/31/11	7.39	0.09	0.72	0.81	(0.11)	—	—	(0.11)	8.09	11.06	47,180	1.26	(2)	1.26	(2)	81

International Equity Portfolio Class 3
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	—	(0.43)	11.86	17.29	218,009	1.54	(1)(2)	0.80	(1)(2)	80
03/31/08	11.86	0.12	(0.56)	(0.44)	(0.08)	(0.71)	—	(0.79)	10.63	(4.55)	276,852	1.43	(2)	1.04	(2)	83
03/31/09	10.63	0.17	(4.99)	(4.82)	(0.18)	(0.67)	—	(0.85)	4.96	(46.05)	177,116	1.41	(2)	2.18	(2)	111
03/31/10	4.96	0.08	2.45	2.53	(0.11)	—	—	(0.11)	7.38	50.99	245,374	1.42	(2)	1.22	(2)	110
03/31/11	7.38	0.08	0.73	0.81	(0.11)	—	—	(0.11)	8.08	11.02	284,279	1.36	(2)	1.12	(2)	81

Diversified Fixed Income Portfolio Class 1
03/31/07	10.42	0.45	0.15	0.60	(0.33)	(0.00)	—	(0.33)	10.69	5.81	9,479	0.80		4.19		108
03/31/08	10.69	0.47	0.29	0.76	(0.36)	—	—	(0.36)	11.09	7.24	7,757	0.82		4.30		118
03/31/09	11.09	0.42	(0.50)	(0.08)	(0.43)	—	—	(0.43)	10.58	(0.73)	6,976	0.80		3.88		112
03/31/10	10.58	0.39	0.56	0.95	(0.40)	—	—	(0.40)	11.13	9.02	6,209	0.79		3.53		121
03/31/11	11.13	0.37	0.33	0.70	(0.33)	—	—	(0.33)	11.50	6.29	5,637	0.78		3.20		129

Diversified Fixed Income Portfolio Class 2
03/31/07	10.40	0.42	0.16	0.58	(0.31)	(0.00)	—	(0.31)	10.67	5.66	101,549	0.95		4.05		108
03/31/08	10.67	0.45	0.30	0.75	(0.35)	—	—	(0.35)	11.07	7.10	114,521	0.97		4.13		118
03/31/09	11.07	0.41	(0.51)	(0.10)	(0.41)	—	—	(0.41)	10.56	(0.88)	84,864	0.95		3.73		112
03/31/10	10.56	0.37	0.56	0.93	(0.38)	—	—	(0.38)	11.11	8.88	78,449	0.94		3.38		121
03/31/11	11.11	0.36	0.32	0.68	(0.31)	—	—	(0.31)	11.48	6.13	66,320	0.93		3.05		129

Diversified Fixed Income Portfolio Class 3
03/31/07	10.38	0.40	0.17	0.57	(0.30)	(0.00)	—	(0.30)	10.65	5.57	123,975	1.05		3.96		108
03/31/08	10.65	0.43	0.30	0.73	(0.34)	—	—	(0.34)	11.04	6.92	202,406	1.07		4.01		118
03/31/09	11.04	0.39	(0.50)	(0.11)	(0.40)	—	—	(0.40)	10.53	(0.98)	200,107	1.05		3.63		112
03/31/10	10.53	0.35	0.57	0.92	(0.37)	—	—	(0.37)	11.08	8.80	278,496	1.04		3.26		121
03/31/11	11.08	0.34	0.33	0.67	(0.31)	—	—	(0.31)	11.44	6.05	352,266	1.03		2.95		129

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/07

International Equity Portfolio Class 1	(0.04)%
International Equity Portfolio Class 2	(0.04)
International Equity Portfolio Class 3	(0.05)

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

International Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
International Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
International Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

101	Seasons Series Trust

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net		Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets		net assets		turnover

Real Return Portfolio Class 3
03/31/07	$10.07	$0.52	$0.29	$0.81	$(0.38)	$(0.01)	$—	$(0.39)	$10.49	8.07%	$97,104	1.21	%(2)	5.21	%(2)	91%
03/31/08	10.49	0.57	(0.59)	(0.02)	(0.53)	(0.06)	—	(0.59)	9.88	(0.29)	130,564	1.26	(2)	5.59	(2)	102
03/31/09	9.88	0.57	(1.80)	(1.23)	(0.61)	—	—	(0.61)	8.04	(12.14)	113,134	1.21		6.35		102
03/31/10	8.04	0.44	1.46	1.90	(0.53)	—	—	(0.53)	9.41	23.78	149,501	1.22	(1)	4.83	(1)	204
03/31/11	9.41	0.13	0.26	0.39	(0.11)	—	—	(0.11)	9.69	4.13	246,938	0.97		1.41		44

Cash Management Portfolio Class 1
03/31/07	11.07	0.52	0.01	0.53	(0.29)	(0.00)	—	(0.29)	11.31	4.79 (3)	6,967	0.56		4.68		—
03/31/08	11.31	0.50	(0.10)	0.40	(0.48)	—	—	(0.48)	11.23	3.56	9,459	0.56		4.40		—
03/31/09	11.23	0.18	(0.10)	0.08	(0.29)	(0.00)	—	(0.29)	11.02	0.68	7,354	0.54		1.58		—
03/31/10	11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54		(0.21)		—
03/31/11	10.79	(0.03)	0.01	(0.02)	—	—	—	—	10.77	(0.19)	1,806	0.58		(0.27)		—

Cash Management Portfolio Class 2
03/31/07	11.05	0.51	0.00	0.51	(0.27)	(0.00)	—	(0.27)	11.29	4.64 (3)	51,617	0.70		4.55		—
03/31/08	11.29	0.48	(0.10)	0.38	(0.46)	—	—	(0.46)	11.21	3.41	65,845	0.71		4.25		—
03/31/09	11.21	0.14	(0.08)	0.06	(0.27)	(0.00)	—	(0.27)	11.00	0.53	90,514	0.69		1.30		—
03/31/10	11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69		(0.36)		—
03/31/11	10.77	(0.05)	0.01	(0.04)	—	—	—	—	10.73	(0.37)	28,333	0.73		(0.42)		—

Cash Management Portfolio Class 3
03/31/07	11.04	0.49	0.01	0.50	(0.26)	(0.00)	—	(0.26)	11.28	4.55 (3)	49,737	0.81		4.46		—
03/31/08	11.28	0.49	(0.12)	0.37	(0.45)	—	—	(0.45)	11.20	3.32	53,210	0.81		4.27		—
03/31/09	11.20	0.12	(0.07)	0.05	(0.26)	(0.00)	—	(0.26)	10.99	0.43	102,201	0.79		1.15		—
03/31/10	10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79		(0.47)		—
03/31/11	10.76	(0.06)	0.00	(0.06)	—	—	—	—	10.70	(0.56)	45,377	0.83		(0.52)		—

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/10

Real Return Portfolio Class 3	0.00%

(2)	Gross of Custody Credits of 0.01%

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

102	Seasons Series Trust

 Financial Highlights

			Net		Dividends										Ratio of
			realized &		declared	Dividends			Net			Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset			Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total		period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	assets(2)		net assets(2)		turnover

Focus Growth Portfolio Class 1
03/31/07	$9.10	$(0.03)	$0.05	$0.02	$—	$—	$—	$—	$9.12	0.22%		$4,423	1.11	%(1)(3)	(0.30	)%(1)(3)	120%
03/31/08	9.12	(0.04)	0.34	0.30	—	—	—	—	9.42	3.29		3,387	1.13		(0.35)		126
03/31/09	9.42	(0.01)	(3.40)	(3.41)	—	(0.55)	—	(0.55)	5.46	(36.10	)(4)	1,960	1.15		(0.20)		263
03/31/10	5.46	(0.02)	2.80	2.78	—	—	—	—	8.24	50.92		2,156	1.18		(0.31)		104
03/31/11	8.24	(0.01)	2.39 (5)	2.38	—	—	—	—	10.62	28.88		3,028	1.14		(0.06)		210

Focus Growth Portfolio Class 2
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—	—	9.03	0.00		62,866	1.25	(1)(3)	(0.48	)(1)(3)	120
03/31/08	9.03	(0.05)	0.34	0.29	—	—	—	—	9.32	3.21		58,266	1.29		(0.50)		126
03/31/09	9.32	(0.03)	(3.36)	(3.39)	—	(0.55)	—	(0.55)	5.38	(36.28	)(4)	27,693	1.30		(0.35)		263
03/31/10	5.38	(0.03)	2.77	2.74	—	—	—	—	8.12	50.93		31,689	1.33		(0.47)		104
03/31/11	8.12	(0.01)	2.33 (5)	2.32	—	—	—	—	10.44	28.57		63,685	1.28		(0.12)		210

Focus Growth Portfolio Class 3
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—	—	8.99	(0.11)		52,391	1.35	(1)(3)	(0.59	)(1)(3)	120
03/31/08	8.99	(0.06)	0.34	0.28	—	—	—	—	9.27	3.11		54,728	1.39		(0.61)		126
03/31/09	9.27	(0.03)	(3.35)	(3.38)	—	(0.55)	—	(0.55)	5.34	(36.37	)(4)	30,075	1.40		(0.45)		263
03/31/10	5.34	(0.04)	2.75	2.71	—	—	—	—	8.05	50.75		41,988	1.43		(0.58)		104
03/31/11	8.05	(0.02)	2.32 (5)	2.30	—	—	—	—	10.35	28.57		101,121	1.38		(0.22)		210

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/07

Focus Growth Portfolio Class 1	0.00%
Focus Growth Portfolio Class 2	0.00
Focus Growth Portfolio Class 3	0.00

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

Focus Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
Focus Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.01
Focus Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01

(3)	Gross of custody credit of 0.01%.
(4)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

(5)	Includes the effect of a merger.

103	Seasons Series Trust

 Financial Highlights

			Net		Dividends										Ratio of
			realized &		declared	Dividends			Net			Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset			Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value			end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total		period	average net		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**		(000’s)	assets(2)		net assets(2)		turnover

Focus Value Portfolio Class 2
03/31/07	$15.25	$0.17	$2.83	$3.00	$(0.05)	$(0.37)	$—	$(0.42)	$17.83	19.78%		$86,877	1.27	%(1)	1.01	%(1)	70%
03/31/08	17.83	0.23	(1.13)	(0.90)	(0.14)	(1.82)	—	(1.96)	14.97	(6.29	)(3)	69,468	1.27		1.28		87
03/31/09	14.97	0.17	(5.69)	(5.52)	(0.23)	(1.41)	—	(1.64)	7.81	(37.55)		29,670	1.28		1.42		106
03/31/10	7.81	0.21	3.90	4.11	(0.22)	—	—	(0.22)	11.70	52.88		34,754	1.30		1.91		53
03/31/11	11.70	0.15	1.59	1.74	(0.23)	—	—	(0.23)	13.21	15.03		30,439	1.31		1.20		47

Focus Value Portfolio Class 3
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	—	(0.41)	17.80	19.72		73,769	1.36	(1)	0.91	(1)	70
03/31/08	17.80	0.21	(1.12)	(0.91)	(0.13)	(1.82)	—	(1.95)	14.94	(6.38	)(3)	88,961	1.38		1.19		87
03/31/09	14.94	0.16	(5.67)	(5.51)	(0.22)	(1.41)	—	(1.63)	7.80	(37.58)		38,893	1.38		1.30		106
03/31/10	7.80	0.20	3.89	4.09	(0.21)	—	—	(0.21)	11.68	52.64		54,244	1.40		1.81		53
03/31/11	11.68	0.14	1.59	1.73	(0.23)	—	—	(0.23)	13.18	14.91		59,715	1.41		1.13		47

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/07

Focus Value Portfolio Class 2	0.00%
Focus Value Portfolio Class 3	0.00

(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11

Focus Value Portfolio Class 2	0.00%	0.02%	0.03%	0.01%	0.01%
Focus Value Portfolio Class 3	0.00	0.02	0.03	0.01	0.01

(3)	The Portfolio’s performance figure was increased by 0.56% from gains realized on the disposal of investments in violation of investment restrictions.

104	Seasons Series Trust

 Financial Highlights

			Net		Dividends									Ratio of
			realized &		declared	Dividends			Net		Net			net
	Net Asset	Net	unrealized		from net	from net	Distributions		Asset		Assets	Ratio of		investment
	Value	investment	gain	Total from	invest-	realized	from net		Value		end of	expenses to		income to
Period	beginning	income	(loss) on	investment	ment	gain on	return of	Total	end of	Total	period	average net		average net		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	capital	distributions	period	Return**	(000’s)	assets(2)		assets(2)		turnover

Allocation Growth Portfolio Class 3
03/31/07	$11.43	$0.04	$1.26	$1.30	$—	$(0.05)	$—	$(0.05)	$12.68	11.36%	$180,221	0.14	%(1)(3)	0.38	%(1)(3)	9%
03/31/08	12.68	0.16	(0.85)	(0.69)	(0.13)	(0.22)	—	(0.35)	11.64	(5.68)	195,554	0.16		0.52		19
03/31/09	11.64	0.10	(4.64)	(4.54)	(0.33)	(0.79)	—	(1.12)	5.98	(39.60)	103,756	0.16		1.06		21
03/31/10	5.98	0.08	3.09	3.17	(0.29)	—	—	(0.29)	8.86	53.32	135,514	0.17		1.03		6
03/31/11	8.86	0.07	1.25	1.32	(0.10)	—	—	(0.10)	10.08	14.94	137,529	0.17		0.77		23

Allocation Moderate Growth Portfolio Class 3
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	—	(0.04)	12.29	10.62	259,625	0.13	(1)(3)	0.89	(1)(3)	11
03/31/08	12.29	0.34	(0.80)	(0.46)	(0.12)	(0.16)	—	(0.28)	11.55	(3.98)	428,731	0.14	(3)	1.15	(3)	13
03/31/09	11.55	0.17	(4.14)	(3.97)	(0.21)	(0.33)	—	(0.54)	7.04	(34.57)	387,825	0.15		1.80		25
03/31/10	7.04	0.16	2.92	3.08	(0.28)	(0.01)	—	(0.29)	9.83	44.03	572,697	0.14		1.75		12
03/31/11	9.83	0.11	1.15	1.26	(0.15)	—	—	(0.15)	10.94	12.93	667,862	0.14		1.13		17

Allocation Moderate Portfolio Class 3
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	—	(0.05)	11.90	9.82	169,941	0.14	(1)(3)	1.38	(1)(3)	17
03/31/08	11.90	0.49	(0.75)	(0.26)	(0.15)	(0.21)	—	(0.36)	11.28	(2.46)	236,123	0.16		1.70		24
03/31/09	11.28	0.21	(3.55)	(3.34)	(0.27)	(0.41)	—	(0.68)	7.26	(29.78)	186,675	0.16		2.27		36
03/31/10	7.26	0.19	2.68	2.87	(0.32)	(0.02)	—	(0.34)	9.79	39.77	263,528	0.15		2.10		17
03/31/11	9.79	0.13	1.02	1.15	(0.18)	—	—	(0.18)	10.76	11.81	328,627	0.15		1.27		13

Allocation Balanced Portfolio Class 3
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	—	(0.09)	11.39	8.89	82,257	0.19	(1)(3)	1.66	(1)(3)	15
03/31/08	11.39	0.24	(0.32)	(0.08)	(0.15)	(0.15)	—	(0.30)	11.01	(0.81)	122,746	0.19		2.09		23
03/31/09	11.01	0.28	(2.95)	(2.67)	(0.21)	(0.24)	—	(0.45)	7.89	(24.29)	122,808	0.17		2.96		28
03/31/10	7.89	0.24	2.34	2.58	(0.32)	(0.09)	—	(0.41)	10.06	32.92	180,472	0.16		2.60		13
03/31/11	10.06	0.15	0.89	1.04	(0.20)	—	—	(0.20)	10.90	10.37	243,028	0.16		1.49		10

*	Calculated based upon average shares outstanding

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/07

Allocation Growth Portfolio Class 3	0.00%
Allocation Moderate Growth Portfolio Class 3	0.00
Allocation Moderate Portfolio Class 3	0.00
Allocation Balanced Portfolio Class 3	0.02

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.

(3)	Gross of Custody Credits of 0.01%

105	Seasons Series Trust

For More Information
Once available, the following documents will contain more information about the Portfolios and will be available free of charge upon request:
Annual/Semi-Annual Reports for the Portfolios. Contains financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.
Statement of Additional Information (SAI) for the Portfolios. Contains additional information about the Portfolios’ policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.
The Trust’s prospectus, SAI and semi-annual and annual reports are available at www.sunamerica.com or online through the internet websites of the life insurance companies offering the Portfolios as investment options. You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.
Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http:// www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.
You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.
The Trust’s Investment Company Act File No: 811-7238
Seasons Series Trust